American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Equity Fund
November 30, 2025

Avantis International Equity Fund - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.0%
Australia — 6.0%
29Metals Ltd.(1)	82,436	21,132
Accent Group Ltd.(2)	11,453	7,539
Adairs Ltd.(2)	13,144	16,118
Aeris Resources Ltd.(1)(2)	42,009	13,765
AGL Energy Ltd.(2)	6,468	39,846
Alkane Resources Ltd.(1)	15,781	10,519
Alkane Resources Ltd.(1)	30,712	20,439
Alliance Aviation Services Ltd.	1,918	1,745
ALS Ltd.	3,419	50,057
Amotiv Ltd.	6,541	38,513
AMP Ltd.	105,215	119,568
Amplitude Energy Ltd.(1)(2)	20,151	36,921
Ampol Ltd.	14,068	283,734
ANZ Group Holdings Ltd.	55,178	1,251,866
APA Group(2)	21,611	131,100
Appen Ltd.(1)(2)	340	160
Aristocrat Leisure Ltd.	5,719	218,583
ARN Media Ltd.	1,854	565
ASX Ltd.(2)	1,086	41,400
Atlas Arteria Ltd.	30,681	100,121
Aurelia Metals Ltd.(1)	145,919	22,502
Aurizon Holdings Ltd.	71,151	166,864
Austal Ltd.(1)	18,666	80,204
Australian Agricultural Co. Ltd.(1)	2,182	2,060
Australian Clinical Labs Ltd.(2)	12,589	24,089
Australian Ethical Investment Ltd.	5,963	22,321
Australian Finance Group Ltd.(2)	17,166	26,974
Baby Bunting Group Ltd.(1)(2)	12,266	22,181
Bank of Queensland Ltd.	27,988	118,090
Beach Energy Ltd.(2)	106,159	82,113
Bega Cheese Ltd.	12,933	50,846
Bellevue Gold Ltd.(1)	57,243	50,319
Bendigo & Adelaide Bank Ltd.	16,203	108,696
BHP Group Ltd., ADR	44,337	2,426,564
BlueScope Steel Ltd.	15,101	240,549
Brambles Ltd.	38,032	599,361
Bravura Solutions Ltd.	19,562	32,732
Breville Group Ltd.(2)	1,595	32,380
Capricorn Metals Ltd.(1)	15,040	145,944
CAR Group Ltd.	3,074	70,064
Catalyst Metals Ltd.(1)(2)	20,966	93,029
Cedar Woods Properties Ltd.	6,562	38,251
Cettire Ltd.(1)(2)	10,014	5,034
Challenger Ltd.	28,971	168,496
Champion Iron Ltd.(2)	15,914	60,596
Cleanaway Waste Management Ltd.(2)	35,519	62,613
Coast Entertainment Holdings Ltd.(1)(2)	1,272	408
Cobram Estate Olives Ltd.	9,435	19,170
Cochlear Ltd.(2)	509	93,022

Codan Ltd.	1,149	23,240
Coles Group Ltd.	42,490	621,123
Collins Foods Ltd.	4,390	33,594
Commonwealth Bank of Australia	14,835	1,482,631
Computershare Ltd.	10,130	238,153
Coronado Global Resources, Inc.	22,324	4,037
Credit Corp. Group Ltd.	4,570	41,594
CSL Ltd.	1,931	235,654
Data#3 Ltd.	11,756	70,033
Deep Yellow Ltd.(1)	23,459	25,240
Deterra Royalties Ltd.	27,960	74,236
Dicker Data Ltd.(2)	6,879	48,184
Domino's Pizza Enterprises Ltd.(2)	834	11,688
Downer EDI Ltd.	8,094	41,947
Dyno Nobel Ltd.(2)	102,641	229,401
Elders Ltd.	5,267	25,381
Electro Optic Systems Holdings Ltd.(1)(2)	4,644	13,888
Emeco Holdings Ltd.(1)(2)	29,942	27,093
Emerald Resources NL(1)	26,176	92,184
Endeavour Group Ltd.	71,084	172,357
Evolution Mining Ltd.	87,019	677,554
EVT Ltd.	5,522	49,762
Fenix Resources Ltd.	63,030	17,154
FleetPartners Group Ltd.(1)	5,402	10,816
Flight Centre Travel Group Ltd.(2)	1,652	14,645
Fortescue Ltd.	41,298	580,426
Genesis Minerals Ltd.(1)	58,847	256,928
GenusPlus Group Ltd.	5,851	24,998
GR Engineering Services Ltd.	7,920	21,635
GrainCorp Ltd., A Shares	14,695	77,818
Grange Resources Ltd.(1)(2)	38,316	6,530
GWA Group Ltd.	2,433	3,950
Hansen Technologies Ltd.	2,687	10,215
Harvey Norman Holdings Ltd.	25,322	115,126
Healius Ltd.	2,245	1,442
Helia Group Ltd.	25,201	93,264
HUB24 Ltd.	1,022	69,479
Humm Group Ltd.(2)	743	300
IDP Education Ltd.(2)	2,177	7,516
IGO Ltd.(1)	16,706	74,242
Iluka Resources Ltd.(2)	33,280	140,704
Imdex Ltd.	21,822	48,977
Inghams Group Ltd.	26,376	42,847
Insurance Australia Group Ltd.	56,299	285,976
Invictus Energy Ltd.(1)	167,652	13,734
IRESS Ltd.	3,422	20,848
James Hardie Industries PLC(1)	5,516	109,748
JB Hi-Fi Ltd.	4,393	282,750
Judo Capital Holdings Ltd.(1)	27,847	29,230
Jumbo Interactive Ltd.	3,703	26,109
Jupiter Mines Ltd.(2)	20,273	3,520
Karoon Energy Ltd.	67,581	68,204
Kelsian Group Ltd.	8,701	26,356
Kingsgate Consolidated Ltd.(1)	13,740	38,661
Lendlease Corp. Ltd.	13,960	47,837

Leo Lithium Ltd.(2)	33,200	218
Lifestyle Communities Ltd.(1)(2)	6,150	22,959
Lovisa Holdings Ltd.(2)	3,347	70,477
Lynas Rare Earths Ltd.(1)	10,025	95,564
Maas Group Holdings Ltd.	6,414	19,080
Macmahon Holdings Ltd.	84,711	32,207
Macquarie Group Ltd.(2)	3,605	465,642
Macquarie Technology Group Ltd.(1)	474	21,038
Mader Group Ltd.	3,584	19,014
Magellan Financial Group Ltd.	11,176	69,666
Mayne Pharma Group Ltd.(1)	2,120	5,154
McMillan Shakespeare Ltd.	4,196	45,869
Medibank Pvt Ltd.	110,559	343,812
Megaport Ltd.(1)(2)	3,680	34,557
Metals X Ltd.(1)	46,533	27,913
Metcash Ltd.	32,632	79,103
Metro Mining Ltd.(1)	406,800	18,410
Mineral Resources Ltd.(1)(2)	11,120	358,477
Minerals 260 Ltd.(1)	123,621	27,537
Monadelphous Group Ltd.	5,760	101,061
Mount Gibson Iron Ltd.(1)(2)	15,532	3,970
Myer Holdings Ltd.	55,715	16,783
MyState Ltd.	613	1,788
National Australia Bank Ltd.	45,321	1,191,619
Navigator Global Investments Ltd.	26,604	50,413
Netwealth Group Ltd.	4,015	75,215
Neuren Pharmaceuticals Ltd.(1)	9,025	116,298
New Hope Corp. Ltd.(2)	28,128	70,441
NEXTDC Ltd.(1)(2)	9,465	84,330
nib holdings Ltd.	15,340	72,037
Nick Scali Ltd.	4,213	65,971
Nickel Industries Ltd.	65,572	31,192
Nine Entertainment Co. Holdings Ltd.	80,268	57,318
Northern Star Resources Ltd.	42,814	769,808
NRW Holdings Ltd.	21,026	75,936
Nufarm Ltd.(1)(2)	19,284	31,601
Objective Corp. Ltd.	1,721	20,206
OFX Group Ltd.(1)(2)	3,710	1,483
Omni Bridgeway Ltd.(1)	6,182	6,384
oOh!media Ltd.	23,654	19,752
Ora Banda Mining Ltd.(1)	81,137	70,863
Orica Ltd.	16,148	252,287
Origin Energy Ltd.	40,440	309,555
Orora Ltd.(2)	93,638	136,889
Pacific Current Group Ltd.	220	1,499
Paladin Energy Ltd.(1)(2)	1,291	6,919
Pantoro Gold Ltd.(1)	20,228	71,510
Peet Ltd.	1,161	1,536
Perenti Ltd.	83,759	160,869
Perpetual Ltd.	2,367	29,758
Perseus Mining Ltd.	97,216	359,848
Pilbara Minerals Ltd.(1)(2)	100,445	267,342
Premier Investments Ltd.	2,657	31,156
Pro Medicus Ltd.	1,273	222,599
PWR Holdings Ltd.(2)	5,389	29,087

Qantas Airways Ltd.	26,065	170,598
QBE Insurance Group Ltd.	45,520	574,058
Qube Holdings Ltd.	39,527	125,870
Ramelius Resources Ltd.	124,312	297,880
Ramsay Health Care Ltd.(2)	1,299	31,327
REA Group Ltd.(2)	1,012	129,975
Reece Ltd.(2)	610	5,082
Regis Resources Ltd.	50,280	242,998
Reliance Worldwide Corp. Ltd.(2)	12,146	33,663
Resimac Group Ltd.	2,359	1,537
Resolute Mining Ltd.(1)	215,830	159,989
Ricegrowers Ltd.(2)	5,329	57,614
Ridley Corp. Ltd.	11,048	19,022
Rio Tinto Ltd.	4,758	412,741
Sandfire Resources Ltd.(1)	27,458	283,624
Santos Ltd.	133,702	564,308
SEEK Ltd.	1,698	27,239
Select Harvests Ltd.(1)	1,691	4,973
Service Stream Ltd.	23,939	35,292
Seven West Media Ltd.(1)(2)	35,885	3,171
SGH Ltd.(2)	4,190	129,851
Sigma Healthcare Ltd.(2)	10,395	19,608
Silex Systems Ltd.(1)	5,455	31,032
Sims Ltd.	8,726	97,777
SiteMinder Ltd.(1)(2)	7,630	32,784
SKS Technologies Group Ltd.	7,879	21,417
SmartGroup Corp. Ltd.	3,923	22,600
Solvar Ltd.(2)	3,577	4,162
Sonic Healthcare Ltd.	6,932	105,983
South32 Ltd.	127,795	270,791
Southern Cross Media Group Ltd.(2)	4,053	2,177
SRG Global Ltd.	27,622	52,173
St Barbara Ltd.(1)(2)	103,613	38,682
Stanmore Resources Ltd.	30,459	45,926
Star Entertainment Group Ltd.(1)(2)	134,376	9,263
Steadfast Group Ltd.	4,527	15,367
Suncorp Group Ltd.	21,121	242,680
Super Retail Group Ltd.	7,016	74,670
Supply Network Ltd.(2)	891	19,954
Syrah Resources Ltd.(1)(2)	110,993	22,878
Technology One Ltd.	6,041	119,311
Telstra Group Ltd.	89,477	288,512
TPG Telecom Ltd.	527	1,295
Transurban Group	19,904	194,657
Treasury Wine Estates Ltd.(2)	12,456	47,498
Tuas Ltd.(1)	517	2,200
Tyro Payments Ltd.(1)	35,551	24,572
Universal Store Holdings Ltd.	3,867	21,870
Vault Minerals Ltd.(1)	61,528	201,642
Ventia Services Group Pty. Ltd.	26,235	101,366
Viva Energy Group Ltd.	70,369	97,793
Vulcan Energy Resources Ltd.(1)(2)	7,466	29,421
Washington H Soul Pattinson & Co. Ltd.(2)	4,136	102,496
Webjet Group Ltd.(2)	4,563	2,661
Wesfarmers Ltd.	18,295	981,781

West African Resources Ltd.(1)	58,822	108,362
Westgold Resources Ltd.(2)	31,395	125,522
Westgold Resources Ltd. (Toronto)	14,134	56,740
Westpac Banking Corp.	55,136	1,358,103
Whitehaven Coal Ltd.(2)	62,638	284,730
WiseTech Global Ltd.(2)	2,149	102,919
Woodside Energy Group Ltd.(2)	14,051	229,815
Woodside Energy Group Ltd., ADR(2)	5,413	88,557
Woolworths Group Ltd.(2)	25,038	481,002
Worley Ltd.	1,148	10,040
Xero Ltd.(1)	1,742	139,789
Yancoal Australia Ltd.(2)	19,069	68,036
		30,363,568
Austria — 0.4%
ANDRITZ AG	554	40,046
AT&S Austria Technologie & Systemtechnik AG(1)	2,566	97,266
BAWAG Group AG(1)	1,484	198,723
CA Immobilien Anlagen AG	984	27,800
CPI Europe AG(1)	996	18,098
Erste Group Bank AG	2,736	299,060
EVN AG	2,326	71,710
Lenzing AG(1)	740	20,287
Oesterreichische Post AG	1,258	44,555
OMV AG	4,367	241,631
Porr AG	1,269	44,799
Raiffeisen Bank International AG	3,020	122,722
Semperit AG Holding	239	3,597
Telekom Austria AG	2,467	25,540
UNIQA Insurance Group AG	4,528	79,018
Verbund AG	551	40,626
Vienna Insurance Group AG Wiener Versicherung Gruppe	861	49,389
voestalpine AG	6,132	264,980
Wienerberger AG	3,342	114,668
		1,804,515
Belgium — 1.0%
Ackermans & van Haaren NV	1,017	260,206
Ageas SA	4,617	315,447
AGFA-Gevaert NV(1)	2,083	1,515
Anheuser-Busch InBev SA, ADR(2)	5,877	361,612
Argenx SE, ADR(1)	839	765,151
Barco NV	4,545	64,928
Bekaert SA	2,576	110,426
bpost SA(1)	3,655	8,074
Cie d'Entreprises CFE	208	2,129
Colruyt Group NV	1,857	71,357
Deceuninck NV(2)	1,645	4,335
Deme Group NV	469	75,797
D'ieteren Group	910	158,494
Elia Group SA	1,224	147,829
EVS Broadcast Equipment SA	842	34,560
Financiere de Tubize SA	626	152,750
Galapagos NV, ADR(1)(2)	1,419	44,443
Gimv NV	812	42,560
KBC Ancora	1,501	125,160
KBC Group NV	6,378	785,146

Kinepolis Group NV(2)	579	21,009
Lotus Bakeries NV(2)	10	89,857
Ontex Group NV(1)(2)	4,593	34,607
Proximus SADP	5,194	44,728
Recticel SA(2)	2,018	21,300
Solvay SA(2)	5,056	161,245
Syensqo SA(2)	3,400	277,555
Tessenderlo Group SA(2)	1,257	40,123
UCB SA	2,707	756,644
Umicore SA(2)	8,986	158,080
VGP NV	640	76,940
		5,214,007
Canada — 11.9%
ADENTRA, Inc.	1,000	23,858
Advantage Energy Ltd.(1)	11,900	107,125
Aecon Group, Inc.	4,160	81,208
AGF Management Ltd., Class B	3,600	36,478
Agnico Eagle Mines Ltd.	8,175	1,426,157
Air Canada(1)	3,900	53,081
Alamos Gold, Inc., Class A	12,794	483,031
Algoma Steel Group, Inc.(2)	3,600	15,199
Alimentation Couche-Tard, Inc.(2)	7,200	393,271
Allied Gold Corp.(1)	6,400	134,920
AltaGas Ltd.	4,600	141,939
Altius Minerals Corp.	500	14,162
Altus Group Ltd.	1,400	55,742
Amerigo Resources Ltd.	11,900	32,103
Andean Precious Metals Corp.(1)	4,100	25,349
ARC Resources Ltd.	23,788	425,731
Aris Mining Corp.(1)	16,500	232,956
Aritzia, Inc.(1)	4,200	332,105
Atco Ltd., Class I	3,400	135,494
Athabasca Oil Corp.(1)	36,900	205,961
AtkinsRealis Group, Inc.	2,900	179,983
Atrium Mortgage Investment Corp.(2)	700	5,715
AutoCanada, Inc.(1)	2,200	32,430
Avino Silver & Gold Mines Ltd.(1)(2)	9,400	52,938
B2Gold Corp.	85,343	396,348
Badger Infrastructure Solutions Ltd.	2,500	130,255
Ballard Power Systems, Inc.(1)(2)	8,900	25,093
Bank of Montreal	10,141	1,283,799
Bank of Nova Scotia	20,150	1,397,790
Barrick Mining Corp.	44,051	1,841,855
Bausch Health Cos., Inc.(1)	3,520	22,368
Baytex Energy Corp.(2)	57,550	185,732
BCE, Inc.(2)	600	14,134
Birchcliff Energy Ltd.	12,327	69,334
Bird Construction, Inc.(2)	2,700	51,162
Bitfarms Ltd.(1)(2)	25,100	87,831
Black Diamond Group Ltd.(2)	4,400	44,710
Bombardier, Inc., Class B(1)	984	163,424
Bonterra Energy Corp.(1)	1,100	3,031
Boralex, Inc., A Shares(2)	3,000	53,583
Boyd Group, Inc.	699	117,141
Brookfield Asset Management Ltd., Class A(2)	2,515	132,440

Brookfield Asset Management Ltd., Class A(2)	2,363	124,625
Brookfield Business Corp., Class A	600	21,287
Brookfield Corp.	9,225	435,554
Brookfield Infrastructure Corp., Class A(2)	553	25,244
Brookfield Infrastructure Corp. (Toronto), Class A(2)	600	27,573
Brookfield Renewable Corp.	3,600	149,621
Brookfield Renewable Corp. (New York)(2)	2,106	87,378
Brookfield Wealth Solutions Ltd.(1)	1,217	57,550
BRP, Inc.	1,700	118,597
CAE, Inc.(1)(2)	7,500	205,177
Calfrac Well Services Ltd.(1)	1,600	4,030
Cameco Corp.(1)	4,200	372,529
Canacol Energy Ltd.(1)	319	349
Canada Goose Holdings, Inc.(1)	2,900	40,508
Canada Packers, Inc.(1)(2)	1,360	15,561
Canadian Imperial Bank of Commerce(2)	17,275	1,493,677
Canadian National Railway Co.	6,932	663,859
Canadian Natural Resources Ltd.	42,700	1,444,977
Canadian Pacific Kansas City Ltd.	6,900	499,830
Canadian Tire Corp. Ltd., Class A(2)	2,900	352,827
Canadian Utilities Ltd., A Shares	6,300	190,382
Canfor Corp.(1)(2)	1,800	15,843
Capital Power Corp.	7,000	307,210
Capstone Copper Corp.(1)	27,400	243,325
Cardinal Energy Ltd.(2)	12,400	79,860
Cargojet, Inc.(2)	300	17,430
Cascades, Inc.	6,700	60,410
CCL Industries, Inc., Class B	3,600	220,130
Celestica, Inc. (Toronto)(1)	3,300	1,133,753
Cenovus Energy, Inc.	68,382	1,219,910
Centerra Gold, Inc.	15,500	205,417
CES Energy Solutions Corp.	16,800	147,749
CGI, Inc.	2,200	195,953
Chorus Aviation, Inc.	1,471	23,284
Cineplex, Inc.(1)(2)	2,300	20,392
Cogeco Communications, Inc.(2)	700	34,212
Colliers International Group, Inc.	600	86,966
Computer Modelling Group Ltd.(2)	2,700	10,221
Constellation Software, Inc.	200	484,060
Defi Technologies, Inc.(1)(2)	32,500	54,653
Descartes Systems Group, Inc.(1)	900	73,922
Docebo, Inc.(1)	400	8,392
Dollarama, Inc.	3,900	558,020
Dorel Industries, Inc., Class B(1)	500	555
DREAM Unlimited Corp., Class A(2)	400	5,175
Eldorado Gold Corp.(1)(2)	15,300	480,859
Element Fleet Management Corp.	9,700	258,421
Emera, Inc.	9,800	475,606
Empire Co. Ltd., Class A	6,200	228,266
Enbridge, Inc.	17,500	850,674
Enerflex Ltd.	11,800	164,066
Enghouse Systems Ltd.	1,100	16,081
Ensign Energy Services, Inc.(1)(2)	8,600	16,370
EQB, Inc.(2)	1,100	68,285
Equinox Gold Corp.(1)(2)	36,683	513,449

ERO Copper Corp.(1)(2)	8,500	214,226
Evertz Technologies Ltd.	400	3,878
Exchange Income Corp.(2)	1,500	85,388
Exco Technologies Ltd.	100	480
Extendicare, Inc.(2)	3,500	51,469
Fairfax Financial Holdings Ltd.	400	688,777
Fiera Capital Corp.(2)	3,000	13,009
Finning International, Inc.(2)	8,800	470,777
Firm Capital Mortgage Investment Corp.	600	5,015
First Mining Gold Corp.(1)	6,000	1,782
First Quantum Minerals Ltd.(1)	35,000	797,452
FirstService Corp. (Toronto)	800	125,795
Fortis, Inc.(2)	5,728	300,285
Fortuna Mining Corp.(1)	23,799	240,638
Franco-Nevada Corp.(2)	1,200	250,871
Freehold Royalties Ltd.(2)	9,400	100,225
Frontera Energy Corp.(2)	1,277	5,958
Galiano Gold, Inc.(1)	19,250	47,111
George Weston Ltd.	3,000	205,725
GFL Environmental, Inc.	1,600	72,795
Gibson Energy, Inc.	8,400	152,738
Gildan Activewear, Inc.(2)	4,500	258,224
goeasy Ltd.	1,000	100,182
GoGold Resources, Inc.(1)	11,800	22,039
Great-West Lifeco, Inc.	2,600	120,544
Groupe Dynamite, Inc.(1)(2)	400	21,181
Headwater Exploration, Inc.	16,800	107,235
High Liner Foods, Inc.	100	970
Hudbay Minerals, Inc.	28,062	478,125
Hydro One Ltd.(2)	6,100	238,945
i-80 Gold Corp.(1)(2)	23,500	27,074
iA Financial Corp., Inc.	4,100	484,272
IAMGOLD Corp.(1)	33,900	531,746
IGM Financial, Inc.	2,800	114,308
Imperial Metals Corp.(1)	8,300	45,139
Imperial Oil Ltd.(2)	4,773	477,146
Intact Financial Corp.	2,700	551,419
Interfor Corp.(1)	1,700	10,900
International Petroleum Corp.(1)(2)	4,927	92,691
Ivanhoe Mines Ltd., Class A(1)(2)	2,400	25,109
Jaguar Mining, Inc.(1)	4,700	24,182
K92 Mining, Inc.(1)	16,400	247,505
K-Bro Linen, Inc.	800	20,019
Kelt Exploration Ltd.(1)	14,000	78,042
Keyera Corp.(2)	9,800	316,627
Kinross Gold Corp.	50,600	1,425,903
Knight Therapeutics, Inc.(1)	2,400	10,390
Labrador Iron Ore Royalty Corp.(2)	3,800	81,142
Largo, Inc.(1)(2)	600	593
Laurentian Bank of Canada	2,000	48,789
Leon's Furniture Ltd.	1,300	26,820
Linamar Corp.	3,000	169,766
Lithium Americas Corp.(1)(2)	7,400	41,780
Loblaw Cos. Ltd.	11,300	501,342
Lumine Group, Inc.(1)	300	6,719

Lundin Gold, Inc.	5,100	429,802
Lundin Mining Corp.	36,400	680,099
Magna International, Inc.	13,800	675,360
Major Drilling Group International, Inc.(1)	5,771	53,851
Manulife Financial Corp.	19,500	690,304
Martinrea International, Inc.	6,000	43,107
Mattr Corp.(1)	2,800	15,168
MCAN Mortgage Corp.	1,900	29,884
MDA Space Ltd.(1)	8,800	152,392
Medical Facilities Corp.	1,800	20,867
Meren Energy, Inc.(2)	24,400	29,857
Methanex Corp.(2)	2,100	75,513
Metro, Inc.	3,600	258,282
Montage Gold Corp.(1)	14,100	85,662
MTY Food Group, Inc.	200	5,416
Mullen Group Ltd.	4,700	49,137
National Bank of Canada	8,755	1,058,469
Neo Performance Materials, Inc.	2,500	30,413
New Gold, Inc.(1)	57,300	468,257
NexGen Energy Ltd.(1)(2)	31,900	283,515
North American Construction Group Ltd.	1,300	18,643
North West Co., Inc.(2)	3,200	112,685
Northern Dynasty Minerals Ltd.(1)(2)	27,400	51,959
Northland Power, Inc.(2)	17,880	222,500
Novagold Resources, Inc.(1)	3,649	37,183
Nutrien Ltd.	13,600	791,213
NuVista Energy Ltd.(1)	12,200	162,120
Obsidian Energy Ltd.(1)(2)	6,900	42,216
OceanaGold Corp.	20,433	525,940
Onex Corp.	1,500	119,468
Open Text Corp.(2)	3,000	101,005
Orezone Gold Corp.(1)	27,700	31,913
Orla Mining Ltd.(1)	14,700	205,650
Pan American Silver Corp.	21,762	986,372
Paramount Resources Ltd., A Shares(2)	6,000	103,345
Parex Resources, Inc.(2)	9,500	125,765
Pason Systems, Inc.	5,300	46,308
Pembina Pipeline Corp.	10,400	403,140
Pet Valu Holdings Ltd.	2,700	55,103
PetroTal Corp.(2)	60,500	16,884
Peyto Exploration & Development Corp.(2)	14,500	232,631
PHX Energy Services Corp.(2)	3,300	17,687
Pine Cliff Energy Ltd.	6,700	4,171
Polaris Renewable Energy, Inc.	400	3,446
Power Corp. of Canada	2,705	137,723
Precision Drilling Corp.(1)	1,100	68,561
Premium Brands Holdings Corp.	2,700	191,915
Propel Holdings, Inc.(2)	1,400	25,156
Quarterhill, Inc.(1)(2)	400	269
Quebecor, Inc., Class B	4,300	162,037
RB Global, Inc.(2)	2,800	274,300
Real Matters, Inc.(1)(2)	3,450	16,269
Restaurant Brands International, Inc.	3,100	225,249
Restaurant Brands International, Inc.(2)	2,152	155,783
Richelieu Hardware Ltd.	1,300	36,541

Rogers Communications, Inc., Class B(2)	4,500	175,917
Rogers Sugar, Inc.(2)	4,800	20,918
Royal Bank of Canada	15,400	2,381,878
Russel Metals, Inc.	3,000	87,588
Saputo, Inc.	8,900	252,266
Saturn Oil & Gas, Inc.(1)	11,100	21,049
Secure Waste Infrastructure Corp.	11,300	146,602
Shopify, Inc., Class A(1)	5,600	894,509
Silvercorp Metals, Inc.(2)	18,000	141,429
South Bow Corp.	10,857	298,568
Spartan Delta Corp.(1)(2)	19,400	105,090
SSR Mining, Inc.(1)	5,309	123,621
Stantec, Inc.	2,400	230,803
Stella-Jones, Inc.	1,100	68,553
Steppe Gold Ltd.(1)	13,800	18,664
Strathcona Resources Ltd.	1,771	52,961
Sun Life Financial, Inc.(2)	9,100	539,377
Suncor Energy, Inc.(2)	31,666	1,423,945
SunOpta, Inc.(1)(2)	4,100	15,579
Superior Plus Corp.	7,100	37,749
Surge Energy, Inc.(2)	9,900	52,495
Tamarack Valley Energy Ltd.(2)	44,900	250,935
Taseko Mines Ltd.(1)	31,300	164,401
TC Energy Corp.	8,386	453,070
Teck Resources Ltd., Class B	8,300	353,334
TELUS Corp.	9,773	128,260
TELUS Corp.(1)	134	1,759
TerraVest Industries, Inc.(2)	500	45,397
TFI International, Inc.	2,700	235,464
Thomson Reuters Corp.	700	94,948
Timbercreek Financial Corp.(2)	5,400	26,354
TMX Group Ltd.	5,200	190,891
Torex Gold Resources, Inc.	6,138	288,266
Toromont Industries Ltd.	2,800	327,416
Toronto-Dominion Bank	14,765	1,243,051
Total Energy Services, Inc.	3,800	39,048
Tourmaline Oil Corp.	11,387	524,106
TransAlta Corp.	10,300	149,770
Transcontinental, Inc., Class A	3,960	58,035
Trican Well Service Ltd.	18,200	78,533
Triple Flag Precious Metals Corp.(2)	1,100	36,901
Uranium Royalty Corp.(1)(2)	4,800	17,998
Valeura Energy, Inc.(1)(2)	8,900	47,001
Vermilion Energy, Inc.	12,033	111,164
VersaBank	200	2,367
Wajax Corp.	1,700	33,490
Wesdome Gold Mines Ltd.(1)	10,500	169,058
West Fraser Timber Co. Ltd.	1,572	97,428
Western Forest Products, Inc.(1)(2)	166	1,393
Westshore Terminals Investment Corp.(2)	1,900	34,643
Wheaton Precious Metals Corp.	3,600	395,357
Whitecap Resources, Inc.(2)	62,353	521,598
Winpak Ltd.(2)	500	15,772
WSP Global, Inc.	1,500	262,389
		60,133,945

China — 0.0%
Impro Precision Industries Ltd.	51,000	35,725
K Wah International Holdings Ltd.	11,000	3,100
		38,825
Denmark — 1.7%
ALK-Abello AS(1)	2,976	106,839
Alm Brand AS	36,227	101,816
AP Moller - Maersk AS, A Shares	101	202,602
AP Moller - Maersk AS, B Shares	148	296,155
Bang & Olufsen AS(1)	1,614	3,583
Bavarian Nordic AS(1)	2,405	69,136
Carlsberg AS, B Shares	563	70,011
cBrain AS	582	13,502
Chemometec AS	181	22,050
Coloplast AS, B Shares	598	54,001
D/S Norden AS	1,677	66,074
Danske Bank AS	17,586	807,761
Demant AS(1)	632	21,539
Dfds AS(1)	2,528	35,668
DSV AS	1,217	277,945
FLSmidth & Co. AS	2,673	171,068
Genmab AS, ADR(1)	28,651	927,146
H Lundbeck AS, A Shares	981	5,340
H&H International AS, B Shares(1)	331	4,950
ISS AS	1,369	45,262
Jyske Bank AS	2,576	318,918
Nilfisk Holding AS(1)	1,402	22,755
NKT AS(1)	3,603	433,626
Novo Nordisk AS, ADR	30,244	1,492,541
Novonesis Novozymes B, B Shares	4,001	249,748
Orsted AS(1)	20,016	426,318
Pandora AS	2,919	349,303
Per Aarsleff Holding AS	1,623	183,716
Ringkjoebing Landbobank AS	356	78,990
Rockwool AS, B Shares	4,780	161,586
Royal Unibrew AS	767	66,541
Schouw & Co. AS	877	83,462
Solar AS, B Shares	136	4,110
SP Group AS	565	24,770
Sydbank AS	3,195	274,793
TORM PLC, Class A	5,410	116,481
Tryg AS	5,603	138,791
Vestas Wind Systems AS	37,206	884,461
Zealand Pharma AS(1)	946	76,032
		8,689,390
Finland — 1.1%
Aktia Bank OYJ	500	6,391
Anora Group OYJ	109	466
Bittium OYJ(2)	2,431	54,703
Citycon OYJ	7,220	33,501
Elisa OYJ(2)	2,390	104,769
Finnair OYJ(1)(2)	8,875	30,347
Fortum OYJ	6,246	128,379
Harvia OYJ	182	8,771
Hiab OYJ, B Shares(2)	2,146	123,346

Huhtamaki OYJ	3,015	103,972
Kalmar OYJ, B Shares	3,121	134,906
Kemira OYJ	4,309	96,300
Kesko OYJ, B Shares(2)	13,329	284,206
Kojamo OYJ(1)(2)	4,915	60,391
Kone OYJ, B Shares	4,084	277,917
Konecranes OYJ	2,817	289,115
Mandatum OYJ(2)	13,826	104,035
Marimekko OYJ	1,820	26,929
Metsa Board OYJ, Class B(2)	4,677	16,199
Metso OYJ(2)	24,485	404,700
Neste OYJ(2)	15,487	299,421
Nokia OYJ, ADR(2)	40,666	247,249
Nokian Renkaat OYJ(2)	6,290	61,414
Nordea Bank Abp	31,702	561,023
Oriola OYJ, B Shares	441	572
Orion OYJ, Class B	2,295	164,300
Outokumpu OYJ	18,103	85,138
Puuilo OYJ	6,139	105,170
Sampo OYJ, A Shares	8,970	105,504
Sanoma OYJ	490	5,329
Stora Enso OYJ, R Shares(2)	24,563	289,056
Tokmanni Group Corp.(2)	2,347	20,788
UPM-Kymmene OYJ(2)	12,296	335,687
Valmet OYJ(2)	3,712	121,400
Wartsila OYJ Abp	18,550	602,109
YIT OYJ(1)(2)	5,343	19,613
		5,313,116
France — 8.6%
Accor SA	5,042	272,862
Aeroports de Paris SA(2)	2,531	371,203
Air France-KLM(1)	2,062	25,285
Air Liquide SA	7,825	1,499,642
Airbus SE	8,033	1,889,300
AKWEL SADIR	46	436
Alstom SA(1)	8,959	235,147
Alten SA	1,526	119,412
Amundi SA	1,421	113,759
Antin Infrastructure Partners SA(2)	3,356	39,879
Aperam SA(2)	1,478	56,980
ArcelorMittal SA, NY Shares(2)	20,682	891,808
Arkema SA	2,469	150,502
AXA SA	32,074	1,449,031
Ayvens SA	4,580	59,097
Beneteau SACA(2)	1,248	11,755
BioMerieux(2)	2,439	305,590
BNP Paribas SA	20,086	1,716,926
Bollore SE	17,334	96,264
Bonduelle SCA	188	2,173
Bouygues SA	4,662	232,948
Bureau Veritas SA	12,014	384,376
Caisse Regionale de Credit Agricole Mutuel Nord de France	726	22,507
Capgemini SE	1,784	279,522
Carrefour SA	37,878	583,265
Cie de Saint-Gobain SA	13,541	1,351,486

Cie des Alpes	1,831	46,821
Cie Generale des Etablissements Michelin SCA	29,625	969,680
Clariane SE(1)	6,274	27,172
Coface SA	6,350	111,903
Credit Agricole SA	19,596	375,644
Danone SA	5,110	456,802
Dassault Aviation SA	753	236,853
Dassault Systemes SE	5,892	165,030
Derichebourg SA	7,052	52,663
Edenred SE	1,558	33,411
Eiffage SA	5,818	803,918
Elis SA	4,222	120,114
Emeis SA(1)	6,907	107,341
Engie SA	35,246	896,879
EssilorLuxottica SA	2,257	809,529
Esso SA Francaise(2)	282	13,539
Etablissements Maurel et Prom SA	4,068	22,715
Eurazeo SE	1,694	107,448
Euroapi SA(1)	956	3,474
Eurofins Scientific SE	1,464	99,718
Euronext NV	633	96,999
Eutelsat Communications SACA(1)(2)	11,276	28,579
Exail Technologies SA(1)(2)	530	46,695
FDJ UNITED	5,776	162,773
Forvia SE(1)	7,176	101,102
Gaztransport Et Technigaz SA	2,832	566,123
Getlink SE	12,478	225,700
GL Events SACA	554	18,578
Hermes International SCA	301	734,543
ID Logistics Group SACA(1)	230	102,897
Imerys SA	1,514	41,572
Infotel SA	51	2,469
Interparfums SA	926	26,308
Ipsen SA	1,837	265,219
Jacquet Metals SACA	231	4,715
JCDecaux SE	5,977	106,686
Kaufman & Broad SA	830	28,915
Kering SA	3,560	1,212,325
Legrand SA	2,928	444,217
LISI SA	1,056	60,157
L'Oreal SA	3,082	1,344,324
LVMH Moet Hennessy Louis Vuitton SE	3,506	2,591,367
Maisons du Monde SA(1)(2)	672	1,608
Manitou BF SA	1,011	21,936
Mersen SA	1,733	43,807
Metropole Television SA	937	13,623
Nacon SA(1)	39	24
Nanobiotix SA(1)(2)	772	15,605
Nexans SA	3,425	496,811
Nexity SA(1)(2)	2,710	29,256
Opmobility	6,303	107,509
Orange SA(2)	73,887	1,217,957
Pernod Ricard SA(2)	4,719	425,396
Publicis Groupe SA	2,144	209,258
Pullup Entertainment	53	1,075

Remy Cointreau SA(2)	753	34,718
Renault SA(2)	8,757	351,036
Rexel SA	5,860	223,330
Rubis SCA	1,660	63,428
Safran SA	7,740	2,601,892
Sanofi SA, ADR	15,113	753,836
Sartorius Stedim Biotech	148	35,667
Schneider Electric SE	2,227	599,298
SCOR SE	5,834	188,044
SEB SA(2)	778	44,084
SES SA	33,666	217,422
SMCP SA(1)	3,936	28,543
Societe BIC SA	889	50,841
Societe Generale SA	21,536	1,499,561
Sodexo SA	985	52,097
SOITEC(1)(2)	672	20,751
Solutions 30 SE(1)(2)	9,666	10,794
SPIE SA	5,555	301,538
STMicroelectronics NV, NY Shares	12,003	275,949
Technip Energies NV	8,723	340,691
Teleperformance SE	1,784	122,867
Television Francaise 1 SA	3,355	32,417
Thales SA	1,938	507,552
TotalEnergies SE, ADR(2)	48,815	3,207,145
Trigano SA	115	22,990
Ubisoft Entertainment SA(1)(2)	5,384	45,499
Valeo SE	17,243	218,543
Vallourec SACA	13,912	253,460
Valneva SE(1)(2)	13,648	63,921
Veolia Environnement SA	13,610	463,181
Vicat SACA	1,113	91,420
Vinci SA	14,694	2,085,252
Virbac SACA	253	108,119
Vivendi SE(1)	15,829	46,229
VusionGroup	469	113,891
X-Fab Silicon Foundries SE(1)	3,679	21,026
		43,514,969
Germany — 7.7%
1&1 AG	1,058	29,780
2G Energy AG	727	27,812
7C Solarparken AG(1)	2,864	5,651
Adesso SE	275	30,656
adidas AG	4,948	921,608
AIXTRON SE	4,231	88,242
Allianz SE	5,507	2,377,128
AlzChem Group AG	429	64,213
Amadeus Fire AG	60	3,116
Aroundtown SA(1)	32,838	113,090
Atoss Software SE	212	28,353
Aumovio SE(1)	2,712	116,749
Aurubis AG	1,022	141,372
Auto1 Group SE(1)	3,489	98,250
BASF SE	22,832	1,190,721
Bayer AG	35,403	1,252,511
Bayerische Motoren Werke AG	7,329	749,119

Bayerische Motoren Werke AG, Preference Shares	1,412	133,246
BayWa AG(1)	1,242	3,563
Bechtle AG	4,408	227,242
Beiersdorf AG	936	100,654
Bertrandt AG	99	2,087
Bijou Brigitte AG	397	18,063
Bilfinger SE	2,244	264,920
Borussia Dortmund GmbH & Co. KGaA	4,118	16,008
BRANICKS Group AG(1)	312	705
Brenntag SE	3,293	188,775
CANCOM SE	1,139	35,317
Ceconomy AG(1)	10,209	52,833
Cewe Stiftung & Co. KGaA	419	50,206
Commerzbank AG	23,833	935,167
Continental AG	6,608	491,907
Covestro AG(1)	5,389	387,141
CTS Eventim AG & Co. KGaA	2,157	211,201
Daimler Truck Holding AG	18,627	788,481
Delivery Hero SE(1)	3,564	83,096
Deutsche Bank AG	37,310	1,327,117
Deutsche Beteiligungs AG	216	6,074
Deutsche Boerse AG	2,597	694,178
Deutsche Lufthansa AG	30,942	297,124
Deutsche Pfandbriefbank AG	6,123	32,196
Deutsche Post AG	25,130	1,307,874
Deutsche Rohstoff AG	427	22,875
Deutsche Telekom AG	49,980	1,611,744
Deutz AG	8,318	76,817
Douglas AG(1)	1,422	20,440
Dr. Ing hc F Porsche AG, Preference Shares	2,396	124,595
Draegerwerk AG & Co. KGaA	78	5,651
Draegerwerk AG & Co. KGaA, Preference Shares	416	34,019
Duerr AG	3,920	88,619
E.ON SE	32,455	578,096
Eckert & Ziegler SE	2,308	43,314
Elmos Semiconductor SE	204	23,124
ElringKlinger AG	121	565
Evonik Industries AG	8,171	125,757
Fielmann Group AG	1,569	79,845
flatexDEGIRO AG	6,699	257,561
Fraport AG Frankfurt Airport Services Worldwide(1)	1,248	104,689
Freenet AG	605	20,047
Fresenius Medical Care AG, ADR	1,743	41,693
Fresenius SE & Co. KGaA	2,364	129,862
Friedrich Vorwerk Group SE	744	69,291
FUCHS SE, Preference Shares	3,764	171,783
GEA Group AG	4,744	321,443
Grand City Properties SA	1,895	24,021
Grenke AG	746	13,611
Hannover Rueck SE	2,161	649,736
Heidelberg Materials AG	4,079	1,047,405
Heidelberger Druckmaschinen AG(1)	27,109	60,385
HelloFresh SE(1)	11,184	80,392
Henkel AG & Co. KGaA	1,771	132,949
Henkel AG & Co. KGaA, Preference Shares	2,729	220,115

Hensoldt AG	2,256	179,003
HOCHTIEF AG	490	173,456
Hornbach Holding AG & Co. KGaA	641	65,922
HUGO BOSS AG	3,107	138,092
Indus Holding AG	1,246	38,402
Infineon Technologies AG	29,401	1,241,173
Init Innovation in Traffic Systems SE	382	21,108
Instone Real Estate Group SE	786	7,460
Jenoptik AG	913	20,954
JOST Werke SE	774	46,637
Jungheinrich AG, Preference Shares	3,067	123,150
K&S AG	7,359	100,116
KION Group AG	4,461	334,344
Kloeckner & Co. SE	2,886	20,281
Knorr-Bremse AG	3,020	320,352
Koenig & Bauer AG(1)	246	2,867
Kontron AG	2,800	78,538
Krones AG	709	107,284
KSB SE & Co. KGaA, Preference Shares	15	17,000
KWS Saat SE & Co. KGaA	122	9,798
Lang & Schwarz AG	141	3,749
Lanxess AG	2,893	58,629
LEG Immobilien SE	1,908	143,345
Leifheit AG	4	69
MBB SE	99	20,933
Mercedes-Benz Group AG	15,149	1,023,010
Merck KGaA	511	68,875
MLP SE	786	6,120
MTU Aero Engines AG	854	349,421
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,395	1,509,373
Mutares SE & Co. KGaA	990	32,637
Nagarro SE	105	8,964
Nemetschek SE	1,240	138,578
Norma Group SE	1,832	28,233
Patrizia SE	274	2,476
Porsche Automobil Holding SE, Preference Shares	5,534	238,658
ProCredit Holding AG	1,811	17,637
Puma SE	4,178	96,824
Qiagen NV	9,112	435,098
Rational AG	238	177,923
RENK Group AG	3,868	226,760
Rheinmetall AG	701	1,198,983
RTL Group SA	1,103	43,556
RWE AG	27,475	1,395,465
SAF-Holland SE	2,776	46,753
Salzgitter AG	1,459	60,349
SAP SE, ADR	5,262	1,272,089
Sartorius AG, Preference Shares	245	71,457
Schaeffler AG	4,079	31,554
Schott Pharma AG & Co. KGaA	1,526	33,861
Scout24 SE	1,923	196,688
Secunet Security Networks AG	91	19,642
SGL Carbon SE(1)	2,080	7,044
Siemens AG	4,788	1,269,795
Siemens Energy AG(1)	11,033	1,477,343

Siemens Healthineers AG	3,658	181,939
Siltronic AG	860	49,113
Sixt SE	975	79,550
Sixt SE, Preference Shares	1,190	71,859
SMA Solar Technology AG(1)	1,622	65,151
Steico SE	77	1,914
STO SE & Co. KGaA, Preference Shares	157	22,424
STRATEC SE	559	14,611
Stroeer SE & Co. KGaA	1,036	42,861
Suedzucker AG	3,288	37,080
Symrise AG	2,624	217,201
TAG Immobilien AG	6,453	110,042
Talanx AG	2,661	345,774
TeamViewer SE(1)	3,705	24,852
thyssenkrupp AG	39,574	433,007
Tkms AG& Co. KGaA(1)	1,718	130,673
UmweltBank AG(1)	260	1,104
Uniper SE(1)	92	3,698
United Internet AG	4,234	127,111
Villeroy & Boch AG, Preference Shares	155	2,915
Volkswagen AG	355	41,001
Volkswagen AG, Preference Shares	2,716	310,483
Vonovia SE	19,019	575,765
Wacker Chemie AG	657	50,505
Wacker Neuson SE	2,074	45,745
Washtec AG	108	5,742
Wuestenrot & Wuerttembergische AG	218	3,578
Zalando SE(1)	9,672	260,545
		39,088,061
Hong Kong — 1.7%
AIA Group Ltd.	89,068	927,722
ASMPT Ltd.	7,100	68,945
AustAsia Group Ltd.(1)	2,080	527
Bank of East Asia Ltd.	49,382	83,366
BOC Hong Kong Holdings Ltd.	71,500	345,189
Bright Smart Securities & Commodities Group Ltd.(1)(2)	84,000	85,819
Budweiser Brewing Co. APAC Ltd.(2)	14,200	14,654
Cafe de Coral Holdings Ltd.(2)	16,000	11,619
Chow Sang Sang Holdings International Ltd.	37,000	57,944
CITIC Telecom International Holdings Ltd.	25,000	8,259
CK Asset Holdings Ltd.	39,406	202,614
CK Hutchison Holdings Ltd.	45,500	320,972
CK Infrastructure Holdings Ltd.	11,500	79,713
CLP Holdings Ltd.	34,000	297,369
Comba Telecom Systems Holdings Ltd.(2)	184,000	66,642
Cowell e Holdings, Inc.(1)(2)	15,000	57,619
Dah Sing Banking Group Ltd.	16,800	23,709
Dah Sing Financial Holdings Ltd.	8,400	39,076
Deep Source Holdings Ltd.(1)(2)	560,000	53,275
DFI Retail Group Holdings Ltd.	18,400	63,355
Dream International Ltd.(2)	16,000	17,935
E-Commodities Holdings Ltd.	82,000	9,394
Emperor Watch & Jewellery Ltd.	300,000	10,027
Fairwood Holdings Ltd.	2,000	1,282
Far East Consortium International Ltd.	16,500	1,486

First Pacific Co. Ltd.	24,000	19,304
Futu Holdings Ltd., ADR	705	119,610
Galaxy Entertainment Group Ltd.	8,000	41,510
Giordano International Ltd.	52,000	10,165
G-Resources Group Ltd.	18,000	24,092
Guotai Junan International Holdings Ltd.(2)	40,000	14,791
Hang Lung Group Ltd.	56,000	112,557
Hang Lung Properties Ltd.	70,176	81,275
Hang Seng Bank Ltd.	13,100	256,511
Hao Tian International Construction Investment Group Ltd.(1)	192,000	3,061
Henderson Land Development Co. Ltd.	35,000	132,265
HK Electric Investments & HK Electric Investments Ltd.	28,500	22,882
HKT Trust & HKT Ltd.	41,000	62,730
Hong Kong & China Gas Co. Ltd.	52,332	48,733
Hong Kong Exchanges & Clearing Ltd.	14,900	792,389
Hong Kong Technology Venture Co. Ltd.	27,000	5,105
Hongkong & Shanghai Hotels Ltd.(1)	1,000	775
Hongkong Land Holdings Ltd.	30,100	191,308
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	2,851
Hysan Development Co. Ltd.	32,000	72,898
IGG, Inc.	43,000	21,188
Jardine Matheson Holdings Ltd.	5,500	361,213
Johnson Electric Holdings Ltd.	32,000	123,690
Karrie International Holdings Ltd.	56,000	20,828
Kerry Properties Ltd.	23,000	62,271
KLN Logistics Group Ltd.	728	659
Luk Fook Holdings International Ltd.	12,000	37,654
Man Wah Holdings Ltd.	44,400	27,241
Melco Resorts & Entertainment Ltd., ADR(1)	2,192	19,969
MGM China Holdings Ltd.	800	1,701
Mobvista, Inc.(1)	43,000	81,216
Modern Dental Group Ltd.	6,000	3,941
MTR Corp. Ltd.(2)	23,000	91,333
New World Development Co. Ltd.(1)	68,000	60,185
Oriental Watch Holdings	24,828	11,105
Pacific Basin Shipping Ltd.	346,000	115,754
Pacific Textiles Holdings Ltd.	12,000	1,944
PAX Global Technology Ltd.	53,000	35,715
PC Partner Group Ltd.	8,000	5,862
PCCW Ltd.	27,024	20,847
Perfect Medical Health Management Ltd.	7,000	1,259
Power Assets Holdings Ltd.	19,500	130,466
Sa Sa International Holdings Ltd.(2)	4,000	324
Sands China Ltd.	29,200	79,829
Shangri-La Asia Ltd.	10,000	5,808
Shenwan Hongyuan HK Ltd.(1)	85,000	15,600
Shun Tak Holdings Ltd.(1)(2)	58,000	5,141
Singamas Container Holdings Ltd.	96,000	8,637
Sino Land Co. Ltd.	76,408	102,632
SITC International Holdings Co. Ltd.	62,000	213,176
SJM Holdings Ltd.(1)(2)	223,500	77,681
Stella International Holdings Ltd.	25,000	52,540
Sun Hung Kai & Co. Ltd.	10,000	4,952
Sun Hung Kai Properties Ltd.	31,500	400,061
Swire Pacific Ltd., Class A	13,500	115,904

Swire Properties Ltd.	12,600	34,636
Techtronic Industries Co. Ltd.	22,500	264,625
Texhong International Group Ltd.	4,000	2,314
Texwinca Holdings Ltd.	4,000	613
Time Interconnect Technology Ltd.	44,000	93,738
United Energy Group Ltd.(2)	1,082,000	68,783
United Laboratories International Holdings Ltd.(2)	70,000	115,046
Value Partners Group Ltd.	10,000	3,109
Vitasoy International Holdings Ltd.	44,000	36,818
VSTECS Holdings Ltd.	58,000	62,120
VTech Holdings Ltd.	10,000	80,935
WH Group Ltd.	347,923	364,356
Wharf Real Estate Investment Co. Ltd.	64,000	202,602
Wynn Macau Ltd.	7,600	6,404
Xinyi Glass Holdings Ltd.(2)	51,446	56,768
Yue Yuen Industrial Holdings Ltd.	57,000	120,613
		8,695,130
Ireland — 0.4%
AIB Group PLC	38,449	395,618
Bank of Ireland Group PLC	42,160	780,878
FBD Holdings PLC	510	9,184
Glanbia PLC	4,457	76,515
Glenveagh Properties PLC(1)	20,778	47,148
Kerry Group PLC, A Shares	888	82,434
Kingspan Group PLC	2,598	223,024
Origin Enterprises PLC	6,048	26,676
Ryanair Holdings PLC	17,717	580,118
Uniphar PLC	8,040	35,213
		2,256,808
Israel — 1.3%
AFI Properties Ltd.(1)	174	11,744
Africa Israel Residences Ltd.	154	12,460
Airport City Ltd.(1)	3,476	65,380
Alony Hetz Properties & Investments Ltd.	6,326	72,995
Altshuler Shaham Finance Ltd.	7,910	21,036
Amot Investments Ltd.	8,168	61,085
Analyst IMS Investment Management Services Ltd.	208	9,812
Argo Properties NV(1)	552	21,337
Ashdod Refinery Ltd.(1)	298	5,244
Ashtrom Group Ltd.	462	10,473
Ayalon Holdings Ltd.	942	27,274
Azrieli Group Ltd.	424	43,080
Bank Hapoalim BM	16,590	359,107
Bank Leumi Le-Israel BM	21,288	446,436
Bezeq The Israeli Telecommunication Corp. Ltd.	72,054	141,747
Big Shopping Centers Ltd.	366	82,185
Blue Square Real Estate Ltd.	310	37,225
Camtek Ltd.(1)	402	42,912
Carasso Motors Ltd.	1,555	17,211
Cellcom Israel Ltd.(1)	5,911	67,284
Ceragon Networks Ltd.(1)	7,875	16,065
Check Point Software Technologies Ltd.(1)	666	124,389
Clal Insurance Enterprises Holdings Ltd.	3,468	200,857
CyberArk Software Ltd.(1)	220	100,890
Danel Adir Yeoshua Ltd.	372	52,725

Danya Cebus Ltd.	455	20,233
Delek Automotive Systems Ltd.	1,513	12,108
Delek Group Ltd.	462	121,495
Delta Galil Ltd.	312	17,210
Direct Finance of Direct Group 2006 Ltd.	93	17,082
Doral Group Renewable Energy Resources Ltd.(1)	4,213	38,113
El Al Israel Airlines(1)	14,276	61,287
Elbit Systems Ltd.	306	143,563
Electra Consumer Products 1970 Ltd.	158	5,239
Electra Ltd.	560	17,282
Enlight Renewable Energy Ltd.(1)	4,976	196,859
Equital Ltd.(1)	507	23,839
Etoro Group Ltd., Class A(1)	483	20,271
Fattal Holdings 1998 Ltd.(1)	362	65,654
FIBI Holdings Ltd.	836	68,688
First International Bank Of Israel Ltd.	1,780	134,348
FMS Enterprises Migun Ltd.	27	1,671
Fox Wizel Ltd.	263	27,542
G City Ltd.	5,721	17,828
Gav-Yam Lands Corp. Ltd.	433	5,066
Global-e Online Ltd.(1)	527	21,301
Harel Insurance Investments & Financial Services Ltd.	3,501	130,150
Hilan Ltd.	534	42,498
ICL Group Ltd.	16,500	91,455
IDI Insurance Co. Ltd.	676	50,885
Inmode Ltd.(1)	1,128	16,074
Inrom Construction Industries Ltd.	1,146	8,170
Isracard Ltd.	4,656	20,073
Israel Corp. Ltd.	142	39,262
Israel Discount Bank Ltd., A Shares	30,320	317,525
Isras Holdings Ltd.(1)	133	15,417
Isras Investment Co. Ltd.	46	12,170
Ituran Location & Control Ltd.	946	37,878
Kamada Ltd.	160	1,079
Kenon Holdings Ltd.	648	38,292
Land Development Nimrodi Group Ltd.	808	8,689
M Yochananof & Sons Ltd.	315	27,800
Magic Software Enterprises Ltd.	1,112	25,938
Malam - Team Ltd.(1)	319	13,040
Malam-Team Holding Ltd.(1)	104	7,641
Matrix IT Ltd.	1,643	69,089
Max Stock Ltd.	3,759	27,820
Mediterranean Towers Ltd.	327	1,449
Mega Or Holdings Ltd.	564	35,491
Melisron Ltd.	469	58,519
Menora Mivtachim Holdings Ltd.	792	87,896
Meshek Energy Renewable Energies Ltd.(1)	12,795	26,285
Migdal Insurance & Financial Holdings Ltd.	14,966	60,792
Mivne Real Estate KD Ltd.	25,115	108,191
Mivtach Shamir Holdings Ltd.	231	24,475
Mizrahi Tefahot Bank Ltd.	2,395	167,770
Monday.com Ltd.(1)	252	36,253
Neto Malinda Trading Ltd.	370	16,949
Nexxen International Ltd.(1)	2,395	15,496
Nice Ltd., ADR(1)	610	64,703

Nova Ltd.(1)	378	118,592
Novolog Ltd.	5,599	2,236
Oddity Tech Ltd., Class A(1)	1,172	50,701
Oil Refineries Ltd.	133,147	42,231
One Software Technologies Ltd.	1,687	44,032
OPC Energy Ltd.(1)	1,617	33,474
Partner Communications Co. Ltd.	8,574	100,163
Paz Retail & Energy Ltd.	460	105,461
Perion Network Ltd.(1)	533	5,227
Phoenix Financial Ltd.	6,782	273,079
Qualitau Ltd.	214	33,079
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	494	51,461
Retailors Ltd.	194	3,224
Sapiens International Corp. NV	45	1,960
Scope Metals Group Ltd.	181	8,777
Shapir Engineering & Industry Ltd.	1,813	16,337
Shikun & Binui Ltd.(1)	1	5
Shufersal Ltd.	8,991	107,804
SimilarWeb Ltd.(1)	2,158	16,897
Strauss Group Ltd.	1,465	44,125
Summit Real Estate Holdings Ltd.	1,442	28,202
Tamar Petroleum Ltd.	2,297	26,447
Tel Aviv Stock Exchange Ltd.	2,723	74,537
Tera Light Ltd.(1)	69	254
Teva Pharmaceutical Industries Ltd., ADR(1)	12,581	338,303
Tower Semiconductor Ltd.(1)	1,869	200,215
Wix.com Ltd.(1)	439	42,017
YD More Investments Ltd.	2,156	32,909
ZIM Integrated Shipping Services Ltd.(2)	6,208	126,705
		6,721,300
Italy — 2.9%
A2A SpA	89,330	244,670
ACEA SpA	4,871	126,891
Amplifon SpA	1,006	15,481
Arnoldo Mondadori Editore SpA(2)	10,118	24,183
Avio SpA(2)	2,462	71,416
Azimut Holding SpA	6,782	280,504
Banca Generali SpA	2,979	189,758
Banca IFIS SpA(2)	1,277	36,759
Banca Mediolanum SpA(2)	9,832	210,679
Banca Monte dei Paschi di Siena SpA	46,222	437,297
Banca Popolare di Sondrio SpA	2,183	37,680
Banco BPM SpA(2)	25,745	371,065
BFF Bank SpA(1)(2)	11,658	148,198
BPER Banca SpA	65,750	792,336
Brembo NV(2)	15,053	160,622
Brunello Cucinelli SpA(2)	889	94,745
Buzzi SpA	1,417	87,401
Cementir Holding NV	699	14,124
CIR SpA-Compagnie Industriali(1)	36,559	30,146
Credito Emiliano SpA	1,683	28,714
d'Amico International Shipping SA	4,527	27,090
Danieli & C Officine Meccaniche SpA	239	13,385
Danieli & C Officine Meccaniche SpA, Preference Shares	1,586	62,203
Davide Campari-Milano NV(2)	2,453	16,745

De' Longhi SpA	2,128	90,595
Digital Value SpA(2)	81	2,644
doValue SpA(1)	805	2,314
El.En. SpA	1,494	22,043
Enav SpA	4,093	21,750
Enel SpA	74,758	772,551
Eni SpA, ADR(2)	26,399	987,851
ERG SpA(2)	6,232	158,627
Ferrari NV	1,072	421,106
Ferretti SpA	6,324	21,002
Fiera Milano SpA	2,481	23,530
Fila SpA(2)	2,447	27,846
Fincantieri SpA(1)	6,802	134,827
FinecoBank Banca Fineco SpA	19,138	470,757
Generali(2)	5,487	217,809
Hera SpA	39,266	187,982
Infrastrutture Wireless Italiane SpA(2)	943	8,636
Intesa Sanpaolo SpA	156,201	1,013,274
Iren SpA	45,547	141,848
Italgas SpA	43,202	487,743
Iveco Group NV(2)	12,972	278,789
Leonardo SpA	4,135	226,638
Maire SpA	10,278	151,535
MARR SpA(2)	1,757	18,207
Mediobanca Banca di Credito Finanziario SpA	8,044	156,070
MFE-MediaForEurope NV, Class A	13,397	48,354
MFE-MediaForEurope NV, Class B(2)	5,676	26,991
Moncler SpA	2,625	177,410
NewPrinces SpA(1)	1,192	24,506
Nexi SpA(2)	13,621	63,696
Orsero SpA	1,062	21,721
OVS SpA	15,968	82,944
Piaggio & C SpA(2)	5,336	11,573
Poste Italiane SpA(2)	9,375	224,409
Prysmian SpA	2,699	270,876
RAI Way SpA	6,420	41,451
Recordati Industria Chimica e Farmaceutica SpA(2)	2,805	165,874
Reply SpA	416	55,397
Safilo Group SpA(1)	23,599	51,284
Saipem SpA(2)	96,118	262,001
Salvatore Ferragamo SpA(1)(2)	4,548	42,049
Sanlorenzo SpA(2)	995	35,155
Sesa SpA	544	53,335
Snam SpA	71,318	474,489
Sogefi SpA	5,517	20,857
Stellantis NV	20,661	221,155
Tamburi Investment Partners SpA(2)	2,033	21,510
Technogym SpA	6,854	128,755
Telecom Italia SpA(1)(2)	49,767	28,058
Telecom Italia SpA, Preference Shares(1)	37,591	24,066
Tenaris SA, ADR(2)	1,830	73,603
Terna - Rete Elettrica Nazionale(2)	9,784	103,178
TREVI - Finanziaria Industriale SpA(1)	35,154	19,884
UniCredit SpA	25,760	1,917,643
Unipol Assicurazioni SpA	5,271	121,056

Webuild SpA(2)	33,093	130,035
Wiit SpA(2)	882	19,701
		14,531,082
Japan — 20.6%
& ST HD Co. Ltd.	2,100	39,597
77 Bank Ltd.	2,200	101,801
A&D HOLON Holdings Co. Ltd.	2,000	22,993
ABC-Mart, Inc.	2,000	34,774
Acom Co. Ltd.	12,500	38,027
AD Works Group Co. Ltd.(2)	6,300	18,485
ADEKA Corp.	4,500	106,651
Advantest Corp.	10,200	1,357,217
Adventure, Inc.	200	2,337
Aeon Co. Ltd.	56,130	1,016,278
Aeon Fantasy Co. Ltd.(1)	900	17,073
AEON Financial Service Co. Ltd.	6,600	66,185
Aeon Hokkaido Corp.	3,200	18,646
AGC, Inc.	7,400	256,060
Aica Kogyo Co. Ltd.	2,200	50,273
Aichi Corp.	2,100	17,883
Aichi Financial Group, Inc.	1,966	58,507
Aichi Steel Corp.	3,600	67,530
Aida Engineering Ltd.	200	1,498
Aiful Corp.	16,300	53,673
Ain Holdings, Inc.	1,000	44,703
Air Water, Inc.	9,700	136,807
Airport Facilities Co. Ltd.	2,800	19,080
Aisan Industry Co. Ltd.	2,700	37,922
Aisin Corp.	22,400	398,914
Ajinomoto Co., Inc.	7,200	167,064
Akatsuki, Inc.	100	1,720
Akita Bank Ltd.	1,000	24,837
Alconix Corp.	1,900	28,909
Alfresa Holdings Corp.	5,900	89,210
Alpen Co. Ltd.(2)	400	6,174
Alps Alpine Co. Ltd.	9,700	125,927
ALSOK Co. Ltd.	8,500	66,610
Altech Corp.	300	5,281
Amada Co. Ltd.	15,200	180,958
Amano Corp.	1,300	35,026
Amuse, Inc.	1,100	13,074
Amvis Holdings, Inc.(2)	5,400	16,199
ANA Holdings, Inc.	6,900	130,189
Anest Iwata Corp.	1,900	19,093
Anicom Holdings, Inc.	4,100	23,356
Anritsu Corp.	4,300	65,388
Anycolor, Inc.	1,600	66,089
AOKI Holdings, Inc.	2,600	28,809
Aoyama Trading Co. Ltd.	1,700	26,241
Aozora Bank Ltd.(2)	4,400	68,081
Appier Group, Inc.	1,900	13,075
ARCLANDS Corp.	3,622	44,415
Arcs Co. Ltd.	2,400	51,654
ARE Holdings, Inc.	4,900	94,059
Arealink Co. Ltd.	2,600	17,238

Argo Graphics, Inc.	2,800	29,610
Arisawa Manufacturing Co. Ltd.	200	2,179
Artience Co. Ltd.	1,300	28,583
As One Corp.	400	6,246
Asahi Co. Ltd.	300	2,534
Asahi Diamond Industrial Co. Ltd.	1,700	9,039
Asahi Group Holdings Ltd.	4,800	55,676
Asahi Intecc Co. Ltd.	4,300	80,589
Asahi Kasei Corp.	42,500	354,975
Asahi Yukizai Corp.(2)	500	14,907
Asanuma Corp.	5,000	32,922
Asia Pile Holdings Corp.(2)	2,800	27,122
Asics Corp.	16,200	388,035
ASKA Pharmaceutical Holdings Co. Ltd.	500	6,580
ASKUL Corp.(2)	1,100	10,077
Astellas Pharma, Inc.	58,400	734,346
Astena Holdings Co. Ltd.	1,500	4,583
Asteria Corp.	1,500	10,829
Aucnet, Inc.	2,000	25,851
Autobacs Seven Co. Ltd.	2,500	25,964
Avant Group Corp.	1,200	13,855
Awa Bank Ltd.	1,500	39,899
Axial Retailing, Inc.	5,100	37,349
Azbil Corp.	3,200	30,182
AZ-COM MARUWA Holdings, Inc.	3,300	21,981
Bandai Namco Holdings, Inc.	10,300	302,245
Bando Chemical Industries Ltd.	2,300	30,421
Bank of Iwate Ltd.	200	6,340
Bank of Nagoya Ltd.	1,800	50,517
Bank of the Ryukyus Ltd.	900	10,410
Base Co. Ltd.	300	6,546
BayCurrent, Inc.	2,800	122,591
Belc Co. Ltd.	800	38,974
Belluna Co. Ltd.	800	5,150
Bic Camera, Inc.(2)	3,100	31,759
BIPROGY, Inc.	3,300	127,276
Blue Zones Holdings Co. Ltd.	500	27,500
BML, Inc.	1,700	41,715
Bridgestone Corp.	12,700	595,920
Brother Industries Ltd.	7,800	156,141
C Uyemura & Co. Ltd.	400	38,245
Calbee, Inc.	1,300	24,765
Canon Electronics, Inc.	1,300	22,953
Canon Marketing Japan, Inc.	2,400	105,141
Canon, Inc.(2)	6,100	179,474
Capcom Co. Ltd.	3,600	88,022
Cawachi Ltd.	200	3,875
CCI Group, Inc.(2)	7,000	31,486
Celsys, Inc.	900	9,695
Central Automotive Products Ltd.	1,800	21,763
Central Glass Co. Ltd.	1,000	21,969
Central Japan Railway Co.	21,000	573,869
Chiba Bank Ltd.	9,600	101,193
Chiba Kogyo Bank Ltd.(2)	3,100	32,679
Chori Co. Ltd.	300	8,024

Chubu Electric Power Co., Inc.	8,900	139,104
Chubu Shiryo Co. Ltd.	400	4,623
Chubu Steel Plate Co. Ltd.(2)	1,400	19,187
Chudenko Corp.	1,100	31,656
Chugai Pharmaceutical Co. Ltd.(2)	4,900	262,376
Chugin Financial Group, Inc.	5,200	77,744
Chugoku Electric Power Co., Inc.(2)	9,300	60,871
Chugoku Marine Paints Ltd.	1,300	38,060
Chuo Spring Co. Ltd.(2)	1,000	24,321
Citizen Watch Co. Ltd.	11,100	91,863
CKD Corp.	3,500	58,028
CMK Corp.	4,300	14,172
Coca-Cola Bottlers Japan Holdings, Inc.	4,900	90,529
Colowide Co. Ltd.	1,200	13,521
Computer Engineering & Consulting Ltd.	300	4,337
COMSYS Holdings Corp.	4,500	124,022
Comture Corp.	1,600	16,690
Cosmo Energy Holdings Co. Ltd.	4,800	124,718
Cosmos Pharmaceutical Corp.(2)	1,000	47,858
Cover Corp.(1)(2)	1,100	11,774
Create Restaurants Holdings, Inc.(2)	4,800	24,740
Create SD Holdings Co. Ltd.	1,300	27,629
Credit Saison Co. Ltd.	6,000	151,072
Creek & River Co. Ltd.	500	4,650
Cresco Ltd.	1,700	16,713
CTI Engineering Co. Ltd.	1,600	31,096
Curves Holdings Co. Ltd.	3,800	18,877
CyberAgent, Inc.	7,700	68,963
Cybozu, Inc.	700	14,770
Dai Nippon Printing Co. Ltd.	7,300	123,462
Daicel Corp.	12,300	103,575
Dai-Dan Co. Ltd.	400	18,714
Daido Metal Co. Ltd.(2)	3,200	20,580
Daido Steel Co. Ltd.	8,200	83,059
Daiei Kankyo Co. Ltd.	1,500	35,778
Daifuku Co. Ltd.	6,300	199,277
Daihatsu Infinearth Mfg Co. Ltd.	1,400	25,905
Daihen Corp.	1,000	55,917
Daiichi Jitsugyo Co. Ltd.	600	11,434
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,565
Dai-ichi Life Holdings, Inc.	73,700	574,997
Daiichi Sankyo Co. Ltd.	17,400	428,857
Daiichikosho Co. Ltd.	3,200	34,474
Daiki Aluminium Industry Co. Ltd.	2,700	18,926
Daikin Industries Ltd.	2,700	350,628
Daikoku Denki Co. Ltd.	600	11,759
Daikokutenbussan Co. Ltd.(2)	600	23,716
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	400	10,263
Daio Paper Corp.	5,500	33,671
Daiseki Co. Ltd.(2)	660	14,839
Daishi Hokuetsu Financial Group, Inc.	8,700	90,287
Daishinku Corp.	1,400	5,068
Daito Pharmaceutical Co. Ltd.	440	3,697
Daito Trust Construction Co. Ltd.	8,000	153,037
Daitron Co. Ltd.	800	24,432

Daiwa House Industry Co. Ltd.	11,400	389,095
Daiwa Securities Group, Inc.	18,400	152,644
Daiwabo Holdings Co. Ltd.	3,800	74,034
DCM Holdings Co. Ltd.	6,400	64,216
Denka Co. Ltd.	2,300	40,311
Densan System Holdings Co. Ltd.(2)	800	19,853
Denso Corp.	29,800	392,378
Dentsu Group, Inc.	1,900	43,170
Dentsu Soken, Inc.	400	20,234
Denyo Co. Ltd.	200	4,251
Dexerials Corp.	8,300	158,835
DIC Corp.	4,700	116,858
Digital Arts, Inc.	300	13,782
Digital Garage, Inc.	900	17,451
Dip Corp.	1,600	22,196
Disco Corp.	700	195,210
DKS Co. Ltd.	600	29,300
DMG Mori Co. Ltd.	3,600	63,212
Doshisha Co. Ltd.	1,500	30,010
Doutor Nichires Holdings Co. Ltd.	1,400	22,969
Dowa Holdings Co. Ltd.(2)	2,200	85,720
DTS Corp.	2,800	21,714
Duskin Co. Ltd.	800	20,661
DyDo Group Holdings, Inc.(2)	1,300	21,207
Eagle Industry Co. Ltd.	1,400	25,002
East Japan Railway Co.	25,100	648,847
Ebara Corp.	16,200	424,912
EDION Corp.	4,100	53,569
Eisai Co. Ltd.	1,400	43,909
Eizo Corp.	1,200	17,291
Elecom Co. Ltd.	2,100	24,056
Electric Power Development Co. Ltd.	7,700	155,144
en, Inc.	1,300	12,596
ENEOS Holdings, Inc.	102,900	678,142
Enplas Corp.	300	18,494
eRex Co. Ltd.	3,700	15,720
ESPEC Corp.	200	4,294
Exedy Corp.	1,200	41,816
EXEO Group, Inc.	9,400	147,871
FANUC Corp.	4,200	134,618
Fast Retailing Co. Ltd.	1,500	548,031
FCC Co. Ltd.	2,500	55,233
Ferrotec Corp.(2)	3,000	94,280
FFRI Security, Inc.	400	22,849
Financial Partners Group Co. Ltd.	3,600	51,389
First Bank of Toyama Ltd.(2)	3,100	33,924
Fixstars Corp.(2)	800	8,415
Food & Life Cos. Ltd.	4,200	189,054
Foster Electric Co. Ltd.	1,700	28,623
FP Corp.	1,300	22,543
France Bed Holdings Co. Ltd.	200	1,727
Fudo Tetra Corp.	1,500	25,083
Fuji Co. Ltd.(2)	1,600	21,503
Fuji Corp. /Aichi	2,900	63,568
Fuji Electric Co. Ltd.	3,000	209,433

Fuji Kyuko Co. Ltd.	200	2,713
Fuji Media Holdings, Inc.	1,600	35,999
Fuji Oil Co. Ltd.	1,300	30,052
Fuji Pharma Co. Ltd.	1,900	21,532
Fuji Seal International, Inc.	2,500	50,819
Fujibo Holdings, Inc.	700	34,210
Fujicco Co. Ltd.	200	2,064
FUJIFILM Holdings Corp.	9,800	210,405
Fujikura Composites, Inc.	2,300	27,843
Fujikura Ltd.	8,100	937,398
Fujita Kanko, Inc.(2)	400	29,838
Fujitsu Ltd.	26,100	692,465
Fujiya Co. Ltd.	300	5,128
Fukuda Corp.	200	10,198
Fukuda Denshi Co. Ltd.	500	22,801
Fukui Computer Holdings, Inc.	500	9,927
Fukuoka Financial Group, Inc.	4,600	141,740
Fukuyama Transporting Co. Ltd.	1,000	26,413
FULLCAST Holdings Co. Ltd.	700	7,680
Funai Soken Holdings, Inc.	1,900	28,853
Furukawa Co. Ltd.	1,900	49,550
Furukawa Electric Co. Ltd.	4,400	281,159
Furuno Electric Co. Ltd.	2,100	118,132
Furyu Corp.	700	4,797
Fuso Chemical Co. Ltd.	900	36,163
Futaba Industrial Co. Ltd.	4,100	26,905
Future Corp.	2,200	28,931
Fuyo General Lease Co. Ltd.	2,400	64,282
G-7 Holdings, Inc.	200	1,772
GA Technologies Co. Ltd.	1,800	24,288
Gakken Holdings Co. Ltd.	1,500	11,115
Galilei Co. Ltd.	400	9,710
Genki Global Dining Concepts Corp.	1,200	23,906
Genky DrugStores Co. Ltd.	1,300	43,338
Geo Holdings Corp.	1,900	20,556
GLOBERIDE, Inc.	400	5,667
Glory Ltd.	3,100	77,909
GMO Financial Holdings, Inc.	1,200	7,113
GMO internet group, Inc.	2,400	61,704
GMO Payment Gateway, Inc.	1,500	96,546
Godo Steel Ltd.	700	17,285
Goldcrest Co. Ltd.	500	11,017
Goldwin, Inc.	1,800	34,055
Good Com Asset Co. Ltd.(2)	1,900	14,581
GS Yuasa Corp.	5,000	133,217
GSI Creos Corp.	1,300	19,614
G-Tekt Corp.	900	11,222
Gunma Bank Ltd.	10,200	113,366
Gunze Ltd.	1,700	45,097
H.U. Group Holdings, Inc.	3,300	77,116
H2O Retailing Corp.	4,800	66,798
Hachijuni Bank Ltd.	10,000	107,288
Hagiwara Electric Holdings Co. Ltd.	700	16,173
Hakuhodo DY Holdings, Inc.	5,500	41,570
Halows Co. Ltd.	600	17,872

Hamakyorex Co. Ltd.	4,000	43,777
Hamamatsu Photonics KK	2,600	26,413
Hankyu Hanshin Holdings, Inc.(2)	1,900	47,703
Hanwa Co. Ltd.	1,800	80,025
Happinet Corp.	1,100	45,770
Haseko Corp.	5,200	99,476
Hazama Ando Corp.	9,000	107,765
Heiwa Corp.	2,000	26,259
Heiwado Co. Ltd.	2,000	38,286
Hiday Hidaka Corp.	1,000	22,986
Hikari Tsushin, Inc.	200	55,664
HI-LEX Corp.(2)	1,200	23,458
Hino Motors Ltd.(1)	19,800	49,829
Hirata Corp.	1,600	23,466
Hirogin Holdings, Inc.	6,800	67,474
Hirose Electric Co. Ltd.	600	67,677
HIS Co. Ltd.	3,300	27,148
Hitachi Construction Machinery Co. Ltd.	4,500	131,034
Hitachi Ltd.	51,000	1,624,142
Hogy Medical Co. Ltd.	800	30,159
Hokkaido Electric Power Co., Inc.(2)	11,100	86,029
Hokko Chemical Industry Co. Ltd.	200	2,094
Hokuetsu Corp.(2)	3,800	22,081
Hokuhoku Financial Group, Inc.	4,300	122,428
Hokuriku Electric Power Co.	2,600	16,922
Hokuto Corp.	200	2,691
Honda Motor Co. Ltd., ADR(2)	26,556	803,319
H-One Co. Ltd.	2,300	19,515
Hoosiers Holdings Co. Ltd.	200	1,709
Horiba Ltd.	1,700	157,589
Hoshizaki Corp.(2)	600	20,254
Hosiden Corp.	800	13,467
Hosokawa Micron Corp.	200	7,162
House Foods Group, Inc.	600	11,237
Hoya Corp.	1,884	283,013
HS Holdings Co. Ltd.	200	1,391
Hulic Co. Ltd.	3,900	43,017
Hyakugo Bank Ltd.	8,800	58,838
Hyakujushi Bank Ltd.	1,000	39,871
Ibiden Co. Ltd.(2)	5,500	420,402
Icom, Inc.	200	3,601
Idec Corp.	800	13,720
Idemitsu Kosan Co. Ltd.	28,000	207,450
IDOM, Inc.	900	7,351
IHI Corp.	35,000	624,560
Iida Group Holdings Co. Ltd.	5,200	82,668
Iino Kaiun Kaisha Ltd.(2)	3,000	27,238
Inaba Denki Sangyo Co. Ltd.	5,200	83,403
Inabata & Co. Ltd.	2,300	54,583
Ines Corp.	100	1,131
Infomart Corp.(2)	200	460
INFRONEER Holdings, Inc.	10,084	129,544
Inpex Corp.	33,100	706,025
Insource Co. Ltd.	1,600	8,775
Intage Holdings, Inc.	200	2,210

Integral Corp.(2)	800	18,240
Internet Initiative Japan, Inc.	3,900	71,760
Inui Global Logistics Co. Ltd.(2)	1,900	17,734
IR Japan Holdings Ltd.	100	538
Iriso Electronics Co. Ltd.	1,200	24,989
Iseki & Co. Ltd.(2)	1,800	22,862
Isetan Mitsukoshi Holdings Ltd.	11,600	181,007
Ishihara Sangyo Kaisha Ltd.	2,500	44,995
Istyle, Inc.(2)	6,100	17,916
Isuzu Motors Ltd.	17,700	271,240
Ito En Ltd.(2)	4,500	93,508
ITOCHU Corp.(2)	6,100	365,872
Itochu Enex Co. Ltd.	3,700	44,935
Itochu-Shokuhin Co. Ltd.	400	26,629
Itoham Yonekyu Holdings, Inc.	520	19,144
Itoki Corp.	2,300	35,806
IwaiCosmo Holdings, Inc.	1,500	30,191
Iwatani Corp.	11,200	122,048
Iyogin Holdings, Inc.	10,400	171,124
Izumi Co. Ltd.	2,200	41,764
J Front Retailing Co. Ltd.	12,900	186,141
J Trust Co. Ltd.	1,200	3,321
JAC Recruitment Co. Ltd.(2)	3,900	27,631
Jaccs Co. Ltd.	900	24,122
JAFCO Group Co. Ltd.	2,100	32,489
Japan Airlines Co. Ltd.	6,500	121,228
Japan Airport Terminal Co. Ltd.	3,500	101,457
Japan Aviation Electronics Industry Ltd.	2,300	36,395
Japan Electronic Materials Corp.	1,300	30,115
Japan Elevator Service Holdings Co. Ltd.	3,600	44,797
Japan Engine Corp.	300	27,722
Japan Exchange Group, Inc.	10,600	121,124
Japan Lifeline Co. Ltd.	2,400	23,664
Japan Material Co. Ltd.	3,400	36,926
Japan Petroleum Exploration Co. Ltd.	8,900	81,270
Japan Post Bank Co. Ltd.	27,600	332,149
Japan Post Holdings Co. Ltd.	31,900	313,351
Japan Post Insurance Co. Ltd.	4,700	130,735
Japan Pulp & Paper Co. Ltd.	2,000	9,710
Japan Steel Works Ltd.	600	35,534
Japan Wool Textile Co. Ltd.	700	8,116
JBCC Holdings, Inc.	2,100	21,272
JCU Corp.	1,000	28,955
JDC Corp.	200	708
Jeol Ltd.	1,400	43,277
JFE Holdings, Inc.	20,700	253,951
JGC Holdings Corp.	4,900	59,794
JINS Holdings, Inc.	600	23,568
JM Holdings Co. Ltd.	1,600	16,607
J-Oil Mills, Inc.	1,500	19,566
Joshin Denki Co. Ltd.	1,500	26,106
Joyful Honda Co. Ltd.	900	12,478
JSB Co. Ltd.	400	9,508
JTEKT Corp.	12,200	132,757
Juki Corp.(1)	1,000	2,773

Juroku Financial Group, Inc.	1,000	39,854
Justsystems Corp.	600	19,717
JVCKenwood Corp.(2)	9,700	72,901
JX Advanced Metals Corp.	22,800	244,189
Kadokawa Corp.	400	8,495
Kaga Electronics Co. Ltd.	2,300	55,325
Kajima Corp.	4,200	156,574
Kakaku.com, Inc.	5,000	73,809
Kameda Seika Co. Ltd.	800	20,977
Kamei Corp.	1,600	29,806
Kamigumi Co. Ltd.	2,800	89,454
Kanadevia Corp.	7,700	49,295
Kanamoto Co. Ltd.	2,200	53,141
Kandenko Co. Ltd.	4,500	142,635
Kaneka Corp.	2,500	70,309
Kanematsu Corp.	4,500	99,514
Kanro, Inc.	1,600	15,621
Kansai Electric Power Co., Inc.	16,800	287,220
Kansai Paint Co. Ltd.	3,100	47,701
Kanto Denka Kogyo Co. Ltd.	1,200	7,959
Kao Corp.	4,000	161,746
Kawada Technologies, Inc.	1,200	32,178
Kawasaki Heavy Industries Ltd.	5,100	323,018
Kawasaki Kisen Kaisha Ltd.	10,000	133,143
KDDI Corp.	45,200	777,627
KeePer Technical Laboratory Co. Ltd.(2)	300	6,749
Keihan Holdings Co. Ltd.	4,500	97,530
Keihanshin Building Co. Ltd.	300	3,657
Keikyu Corp.	7,200	70,503
Keio Corp.	3,000	78,277
Keisei Electric Railway Co. Ltd.	1,500	12,181
KEIWA, Inc.	400	3,195
Keiyo Bank Ltd.	4,500	44,317
Kewpie Corp.(2)	1,900	53,566
Keyence Corp.	800	272,327
KH Neochem Co. Ltd.	1,200	19,011
Kikkoman Corp.(2)	2,500	22,880
Kinden Corp.	2,300	95,517
Kintetsu Group Holdings Co. Ltd.	6,600	124,950
Kirin Holdings Co. Ltd.	5,600	87,954
Kissei Pharmaceutical Co. Ltd.	400	12,028
Kitanotatsujin Corp.(2)	200	172
Kitz Corp.	4,500	49,003
Kiyo Bank Ltd.	2,900	57,036
Koa Corp.	2,100	17,913
Koatsu Gas Kogyo Co. Ltd.	200	1,364
Kobe Bussan Co. Ltd.	1,200	29,167
Kobe Steel Ltd.	11,700	146,353
Koei Tecmo Holdings Co. Ltd.	1,020	13,932
Kohnan Shoji Co. Ltd.	1,100	28,006
Koito Manufacturing Co. Ltd.	6,400	93,131
Kojima Co. Ltd.	1,100	8,278
Kokuyo Co. Ltd.	2,000	11,943
Komatsu Ltd.	17,700	581,434
KOMEDA Holdings Co. Ltd.	800	15,593

Komeri Co. Ltd.	1,100	24,620
Komori Corp.	1,500	15,274
Konami Group Corp.	1,100	168,115
Konica Minolta, Inc.	24,300	102,190
Konishi Co. Ltd.	800	6,732
Konoike Transport Co. Ltd.	1,400	28,644
Koshidaka Holdings Co. Ltd.(2)	4,000	31,382
Kotobuki Spirits Co. Ltd.	3,300	38,904
KPP Group Holdings Co. Ltd.	2,100	10,095
Krosaki Harima Corp.	1,200	31,946
KRS Corp.(2)	900	15,639
K's Holdings Corp.	5,300	53,408
Kubota Corp.	11,700	168,868
Kumiai Chemical Industry Co. Ltd.	3,700	16,571
Kura Sushi, Inc.	1,100	23,671
Kurabo Industries Ltd.	800	38,629
Kuraray Co. Ltd.	10,800	106,336
Kureha Corp.	1,500	38,208
Kurimoto Ltd.(2)	3,000	34,681
Kurita Water Industries Ltd.	4,100	163,271
Kusuri No. Aoki Holdings Co. Ltd.(2)	2,100	52,521
KYB Corp.	1,800	52,064
Kyocera Corp.	21,700	297,052
Kyoei Steel Ltd.	1,500	22,928
Kyokuto Kaihatsu Kogyo Co. Ltd.	1,600	28,754
Kyokuyo Co. Ltd.	900	27,664
Kyoritsu Maintenance Co. Ltd.	2,800	51,118
Kyoto Financial Group, Inc.	3,600	78,432
Kyowa Kirin Co. Ltd.(2)	1,500	25,251
Kyushu Electric Power Co., Inc.	14,900	166,297
Kyushu Financial Group, Inc.	2,500	15,429
Kyushu Railway Co.	5,200	133,764
Lacto Japan Co. Ltd.(2)	800	17,812
Lasertec Corp.(2)	1,500	270,804
LEC, Inc.	400	2,830
Leopalace21 Corp.	9,300	38,721
Life Corp.	3,200	51,896
Lifedrink Co., Inc.	2,400	31,934
Lintec Corp.	1,600	42,420
Lion Corp.	2,400	25,461
LITALICO, Inc.	500	4,117
Lixil Corp.	12,100	143,290
LY Corp.	25,100	67,410
M&A Capital Partners Co. Ltd.	1,100	23,692
M3, Inc.(2)	3,100	51,155
Mabuchi Motor Co. Ltd.	4,800	85,352
Macnica Holdings, Inc.	4,100	60,950
Maeda Kosen Co. Ltd.	1,700	22,233
Makino Milling Machine Co. Ltd.	600	42,500
Makita Corp.	5,100	148,285
Mani, Inc.	200	1,876
MarkLines Co. Ltd.	400	4,397
Marubeni Corp.	7,000	184,772
Maruchiyo Yamaokaya Corp.(2)	900	16,528
Marudai Food Co. Ltd.	200	2,801

Maruha Nichiro Corp.	2,300	56,038
Marui Group Co. Ltd.	6,700	136,112
Maruichi Steel Tube Ltd.	1,800	16,631
MARUKA FURUSATO Corp.	500	7,247
Marusan Securities Co. Ltd.	1,100	6,891
Maruwa Co. Ltd.	200	60,925
Maruzen Showa Unyu Co. Ltd.	700	32,674
Matsuda Sangyo Co. Ltd.	1,200	37,437
Matsui Securities Co. Ltd.	1,500	7,838
MatsukiyoCocokara & Co.	8,300	153,515
Matsuyafoods Holdings Co. Ltd.	500	20,522
Maxell Ltd.	1,400	19,962
Mazda Motor Corp.	23,600	170,743
McDonald's Holdings Co. Japan Ltd.(2)	2,500	101,983
MCJ Co. Ltd.	2,900	28,717
Mebuki Financial Group, Inc.	24,500	160,082
Media Do Co. Ltd.	200	2,339
Medipal Holdings Corp.	3,000	52,358
Megachips Corp.	800	40,335
Megmilk Snow Brand Co. Ltd.(2)	2,600	50,928
Meidensha Corp.	2,200	81,823
MEIJI Holdings Co. Ltd.	4,400	94,893
Meiko Electronics Co. Ltd.	1,400	100,979
Meisei Industrial Co. Ltd.	2,500	26,865
MEITEC Group Holdings, Inc.	3,600	79,868
Menicon Co. Ltd.	1,100	10,723
Mercari, Inc.(1)	4,700	80,088
METAWATER Co. Ltd.	1,600	34,284
Micronics Japan Co. Ltd.	2,100	88,934
MIMAKI ENGINEERING Co. Ltd.	1,500	14,967
Minebea Mitsumi, Inc.	10,700	217,234
Ministop Co. Ltd.	1,500	20,216
Mirait One Corp.	4,900	104,936
Mirarth Holdings, Inc.	7,600	18,840
Miroku Jyoho Service Co. Ltd.	200	2,414
MISUMI Group, Inc.	6,300	91,199
Mitsuba Corp.	3,300	19,880
Mitsubishi Chemical Group Corp.	46,900	264,926
Mitsubishi Corp.	20,900	494,831
Mitsubishi Electric Corp.	13,300	359,605
Mitsubishi Estate Co. Ltd.	17,700	417,598
Mitsubishi Gas Chemical Co., Inc.	5,300	91,634
Mitsubishi HC Capital, Inc.	30,130	241,090
Mitsubishi Heavy Industries Ltd.	39,100	990,372
Mitsubishi Kakoki Kaisha Ltd.(2)	1,500	32,318
Mitsubishi Logisnext Co. Ltd.	2,200	21,721
Mitsubishi Logistics Corp.	5,000	37,530
Mitsubishi Materials Corp.	6,400	128,437
Mitsubishi Motors Corp.(2)	20,900	49,867
Mitsubishi Research Institute, Inc.	400	12,760
Mitsubishi UFJ Financial Group, Inc., ADR(2)	111,736	1,763,194
Mitsui & Co. Ltd.	11,000	292,231
Mitsui Chemicals, Inc.	8,600	216,974
Mitsui DM Sugar Co. Ltd.	100	2,125
Mitsui E&S Co. Ltd.	6,200	272,793

Mitsui Fudosan Co. Ltd.	40,200	472,170
Mitsui High-Tec, Inc.	5,200	26,469
Mitsui Kinzoku Co. Ltd.	4,100	469,081
Mitsui Matsushima Holdings Co. Ltd.	2,500	21,762
Mitsui OSK Lines Ltd.(2)	6,900	195,920
Mitsui-Soko Holdings Co. Ltd.(2)	3,000	78,457
Mitsuuroko Group Holdings Co. Ltd.	1,800	26,659
Miura Co. Ltd.	3,500	68,720
MIXI, Inc.	300	5,571
Miyaji Engineering Group, Inc.	2,000	25,621
Miyazaki Bank Ltd.	300	10,962
Mizuho Financial Group, Inc., ADR(2)	174,587	1,239,568
Mizuho Leasing Co. Ltd.	6,700	58,818
Mizuho Medy Co. Ltd.	600	6,388
Mochida Pharmaceutical Co. Ltd.	100	2,238
Modec, Inc.	3,300	332,071
Monogatari Corp.	1,900	53,973
MonotaRO Co. Ltd.(2)	4,400	64,471
Morinaga Milk Industry Co. Ltd.	2,800	67,192
Moriroku Co. Ltd.	400	6,177
Morita Holdings Corp.	2,000	33,733
MrMax Holdings Ltd.	400	2,057
MS&AD Insurance Group Holdings, Inc.	28,600	634,571
MTG Co. Ltd.	600	17,448
Mugen Estate Co. Ltd.	1,400	17,143
m-up Holdings, Inc.	900	10,011
Murata Manufacturing Co. Ltd.	6,700	137,925
Musashi Seimitsu Industry Co. Ltd.	3,200	59,053
Musashino Bank Ltd.	1,500	44,881
Nachi-Fujikoshi Corp.	500	12,744
Nagase & Co. Ltd.	3,900	91,703
Nagoya Railroad Co. Ltd.	8,700	91,649
Namura Shipbuilding Co. Ltd.(2)	3,600	106,406
Nankai Electric Railway Co. Ltd.	5,600	105,501
Nanto Bank Ltd.	1,300	47,171
NEC Corp.	14,000	528,957
Nexon Co. Ltd.	1,200	29,226
NGK Insulators Ltd.	9,200	181,427
NH Foods Ltd.	2,900	128,201
NHK Spring Co. Ltd.	8,900	145,513
Nichias Corp.	1,500	59,756
Nichicon Corp.	1,400	14,781
Nichiha Corp.	1,300	25,391
Nichirei Corp.	5,400	67,319
Nichireki Group Co. Ltd.	100	1,589
NIDEC Corp.(2)	15,846	199,987
Nifco, Inc.	3,700	113,872
Nihon Dempa Kogyo Co. Ltd.	1,000	6,188
Nihon Dengi Co. Ltd.	700	30,622
Nihon Flush Co. Ltd.	400	2,167
Nihon M&A Center Holdings, Inc.	12,500	58,655
Nihon Nohyaku Co. Ltd.	3,400	19,359
Nihon Parkerizing Co. Ltd.	2,300	20,968
Nikkiso Co. Ltd.	3,200	32,557
Nikkon Holdings Co. Ltd.	2,800	66,262

Nikon Corp.	7,200	83,334
Nintendo Co. Ltd.	5,200	440,736
Nippn Corp.	1,400	21,490
Nippon Carbon Co. Ltd.	400	11,541
Nippon Chemi-Con Corp.(1)	500	4,713
Nippon Coke & Engineering Co. Ltd.(1)	7,500	5,525
Nippon Denko Co. Ltd.(2)	2,400	5,135
Nippon Densetsu Kogyo Co. Ltd.	2,100	43,504
Nippon Electric Glass Co. Ltd.	3,100	115,080
NIPPON EXPRESS HOLDINGS, Inc.	10,800	229,069
Nippon Gas Co. Ltd.	1,900	37,054
Nippon Kayaku Co. Ltd.	4,900	51,473
Nippon Light Metal Holdings Co. Ltd.	2,960	46,544
Nippon Paint Holdings Co. Ltd.(2)	2,500	16,306
Nippon Paper Industries Co. Ltd.	6,800	48,354
Nippon Parking Development Co. Ltd.	3,300	6,005
Nippon Sanso Holdings Corp.(2)	1,100	35,819
Nippon Seiki Co. Ltd.	2,600	34,847
Nippon Sheet Glass Co. Ltd.(1)	3,200	10,614
Nippon Shokubai Co. Ltd.	4,900	58,659
Nippon Signal Co. Ltd.	3,400	27,269
Nippon Soda Co. Ltd.	2,300	52,450
Nippon Steel Corp.	133,500	538,726
Nippon Television Holdings, Inc.	1,600	40,984
Nippon Thompson Co. Ltd.	2,500	11,837
Nippon Yakin Kogyo Co. Ltd.	1,000	28,065
Nippon Yusen KK	10,200	323,056
Nipro Corp.	9,600	92,540
Nishikawa Rubber Co. Ltd.	1,200	23,636
Nishimatsu Construction Co. Ltd.	1,600	58,130
Nishimatsuya Chain Co. Ltd.	800	11,492
Nishi-Nippon Financial Holdings, Inc.	4,800	91,204
Nishi-Nippon Railroad Co. Ltd.	2,800	48,912
Nishio Holdings Co. Ltd.	800	23,038
Nissan Chemical Corp.(2)	2,000	67,630
Nissan Motor Co. Ltd.(1)(2)	70,200	171,145
Nissan Shatai Co. Ltd.	4,400	30,052
Nissei ASB Machine Co. Ltd.	500	20,661
Nissha Co. Ltd.	700	5,373
Nisshin Oillio Group Ltd.	1,100	37,320
Nisshin Seifun Group, Inc.	6,200	74,369
Nisshinbo Holdings, Inc.	3,200	25,961
Nissin Foods Holdings Co. Ltd.(2)	900	16,331
Nissui Corp.	14,800	117,065
Niterra Co. Ltd.	6,300	272,428
Nitori Holdings Co. Ltd.(2)	3,000	51,997
Nitta Corp.	800	21,309
Nittetsu Mining Co. Ltd.	4,500	52,627
Nitto Boseki Co. Ltd.	1,100	96,500
Nitto Denko Corp.	19,800	489,958
Nitto Kogyo Corp.	1,300	32,808
Nittoc Construction Co. Ltd.	200	1,599
Noevir Holdings Co. Ltd.	100	2,969
NOF Corp.	7,800	158,357
Nohmi Bosai Ltd.	800	18,678

Nojima Corp.	12,000	89,898
NOK Corp.	3,600	64,158
Nomura Co. Ltd.	5,000	38,677
Nomura Micro Science Co. Ltd.(2)	1,900	38,021
Noritake Co. Ltd.	1,100	38,524
Noritsu Koki Co. Ltd.(2)	3,000	34,558
Noritz Corp.(2)	1,900	23,421
North Pacific Bank Ltd.	12,300	65,155
NPR-RIKEN Corp.	1,300	28,028
NS Solutions Corp.(2)	2,000	48,969
NS United Kaiun Kaisha Ltd.	1,000	38,309
NSD Co. Ltd.	1,500	34,832
NSK Ltd.	12,900	75,938
NTN Corp.	29,700	70,875
NTT, Inc.	485,500	483,851
Obayashi Corp.	20,100	409,797
Obic Co. Ltd.	500	16,085
Odakyu Electric Railway Co. Ltd.	7,400	83,826
Ogaki Kyoritsu Bank Ltd.	1,700	45,920
Ohsho Food Service Corp.	1,200	24,902
Oiles Corp.	400	5,616
Oisix ra daichi, Inc.(2)	1,600	15,534
Oita Bank Ltd.	800	29,905
Oji Holdings Corp.	35,100	184,801
Okamoto Industries, Inc.	600	21,066
Okamoto Machine Tool Works Ltd.	200	5,453
Okasan Securities Group, Inc.	4,600	21,307
Oki Electric Industry Co. Ltd.	5,900	73,431
Okinawa Cellular Telephone Co.	2,600	46,694
Okinawa Financial Group, Inc.	400	11,908
OKUMA Corp.	1,400	33,783
Okumura Corp.	1,100	43,533
Okura Industrial Co. Ltd.	400	12,719
Okuwa Co. Ltd.	100	543
Olympus Corp.	5,000	67,226
Omron Corp.	700	17,925
Ono Pharmaceutical Co. Ltd.	7,300	102,805
Onward Holdings Co. Ltd.	5,500	24,455
Open House Group Co. Ltd.	2,900	170,439
Open Up Group, Inc.	1,800	20,750
Optex Group Co. Ltd.	1,900	29,908
Optim Corp.(1)	200	670
Oracle Corp.	700	60,209
Organo Corp.	1,200	102,720
Orient Corp.	1,540	10,199
Oriental Land Co. Ltd.(2)	2,500	48,089
Oriental Shiraishi Corp.	9,700	26,027
ORIX Corp., ADR(2)	30,977	847,221
Osaka Gas Co. Ltd.	800	28,077
Osaka Organic Chemical Industry Ltd.(2)	1,100	27,880
Osaka Steel Co. Ltd.(2)	900	16,441
OSAKA Titanium Technologies Co. Ltd.(2)	1,300	18,783
OSG Corp.(2)	5,400	79,477
Otsuka Corp.	4,000	79,103
Otsuka Holdings Co. Ltd.	3,100	175,570

Oyo Corp.	1,000	18,005
Pacific Industrial Co. Ltd.	3,600	73,504
Pack Corp.(2)	300	2,506
PAL GROUP Holdings Co. Ltd.	5,000	69,743
PALTAC Corp.	1,000	30,114
Pan Pacific International Holdings Corp.	32,500	196,975
Panasonic Holdings Corp.	55,400	693,289
Park24 Co. Ltd.	4,700	55,628
Pasona Group, Inc.(2)	800	9,798
Pegasus Co. Ltd.	1,200	6,149
Penta-Ocean Construction Co. Ltd.	18,500	204,383
Persol Holdings Co. Ltd.	76,100	136,886
PIA Corp.(1)	900	16,148
Pigeon Corp.(2)	3,300	34,202
Pilot Corp.	1,500	47,092
Piolax, Inc.	700	7,719
Pole To Win Holdings, Inc.	100	217
Premium Group Co. Ltd.	1,800	21,350
Press Kogyo Co. Ltd.	6,900	35,005
Prestige International, Inc.	2,200	9,625
Prima Meat Packers Ltd.	1,800	30,322
PS Construction Co. Ltd.	1,700	26,168
Qol Holdings Co. Ltd.	1,600	24,056
Quick Co. Ltd.	1,800	9,776
Raccoon Holdings, Inc.	300	1,217
Raito Kogyo Co. Ltd.	2,400	51,959
Raiznext Corp.	700	10,637
Rakus Co. Ltd.	800	6,335
Rakuten Bank Ltd.(1)	2,400	114,022
Rakuten Group, Inc.(1)(2)	20,400	124,853
Rasa Industries Ltd.	500	18,552
Recruit Holdings Co. Ltd.	11,200	572,838
Relo Group, Inc.	3,700	40,638
Renesas Electronics Corp.	5,700	67,218
Rengo Co. Ltd.	10,300	73,665
RENOVA, Inc.(1)	4,200	21,274
Resona Holdings, Inc.	36,284	369,381
Resonac Holdings Corp.(2)	6,700	280,338
Resorttrust, Inc.	9,800	122,044
Restar Corp.(2)	1,700	30,070
Retail Partners Co. Ltd.	500	4,269
Ricoh Co. Ltd.	16,400	147,138
Ricoh Leasing Co. Ltd.	1,000	37,262
Riken Vitamin Co. Ltd.	500	9,464
Rinnai Corp.	1,700	43,319
Riso Kyoiku Group Corp.(2)	1,600	2,101
Rohm Co. Ltd.(2)	5,900	79,209
Rohto Pharmaceutical Co. Ltd.	1,900	30,778
Rorze Corp.	5,500	74,148
Round One Corp.	10,800	70,177
Royal Holdings Co. Ltd.(2)	1,200	21,039
Ryobi Ltd.	1,200	21,000
Ryohin Keikaku Co. Ltd.	17,600	349,071
S Foods, Inc.	1,300	22,056
S&B Foods, Inc.	1,000	22,899

Saizeriya Co. Ltd.	1,800	67,330
Sakai Chemical Industry Co. Ltd.	800	15,897
Sakai Moving Service Co. Ltd.	1,300	23,767
Sakata INX Corp.(2)	900	13,483
Sakata Seed Corp.	900	23,940
Sakura Internet, Inc.(2)	900	18,063
Sala Corp.	2,000	14,627
San ju San Financial Group, Inc.	1,600	41,950
San-A Co. Ltd.	1,600	29,439
San-Ai Obbli Co. Ltd.	2,000	26,869
Sangetsu Corp.	2,200	44,240
San-In Godo Bank Ltd.	6,200	57,744
Sanken Electric Co. Ltd.(1)	900	31,323
Sanki Engineering Co. Ltd.	2,600	92,652
Sankyo Co. Ltd.	9,100	157,480
Sankyu, Inc.	2,600	140,559
Sanoh Industrial Co. Ltd.	3,300	17,765
Sanrio Co. Ltd.	3,300	118,227
Sansan, Inc.(1)	700	7,565
Sansei Technologies, Inc.	1,100	17,383
Sanshin Electronics Co. Ltd.	1,300	25,812
Santen Pharmaceutical Co. Ltd.	8,300	84,966
Sanwa Holdings Corp.	5,400	139,264
Sanyo Chemical Industries Ltd.	900	27,125
Sanyo Denki Co. Ltd.	600	15,576
Sapporo Holdings Ltd.	1,700	88,163
Sato Corp.(2)	1,900	28,040
SBI Holdings, Inc.	25,400	535,606
SBS Holdings, Inc.(2)	1,000	24,147
SCREEN Holdings Co. Ltd.(2)	2,900	239,180
Scroll Corp.	1,200	9,616
SCSK Corp.	3,400	123,937
Secom Co. Ltd.	3,000	101,398
Sega Sammy Holdings, Inc.	3,500	60,146
Seibu Holdings, Inc.	7,500	232,921
Seika Corp.	2,100	32,849
Seikagaku Corp.	700	3,115
Seikitokyu Kogyo Co. Ltd.(2)	2,200	22,700
Seiko Epson Corp.	6,500	80,986
Seiko Group Corp.	2,000	93,946
Seino Holdings Co. Ltd.	3,900	56,282
Seiren Co. Ltd.	2,900	60,021
Sekisui Chemical Co. Ltd.	10,900	185,757
Sekisui House Ltd.(2)	2,500	56,060
Sekisui Jushi Corp.	100	1,383
Senko Group Holdings Co. Ltd.	6,600	82,381
Senshu Electric Co. Ltd.	400	12,240
Senshu Ikeda Holdings, Inc.	12,600	63,150
Seria Co. Ltd.	1,100	23,057
Seven & i Holdings Co. Ltd.	20,600	283,459
Seven Bank Ltd.	24,400	45,279
SG Holdings Co. Ltd.(2)	9,400	93,937
Sharp Corp.(1)	3,900	19,451
Shibaura Machine Co. Ltd.	900	24,999
Shibaura Mechatronics Corp.(2)	600	67,561

Shibuya Corp.	100	2,190
SHIFT, Inc.(1)	6,200	38,517
Shiga Bank Ltd.	600	26,154
Shikoku Bank Ltd.	3,000	32,002
Shikoku Kasei Holdings Corp.	1,600	29,188
Shimadzu Corp.	1,100	31,400
Shimamura Co. Ltd.	800	57,336
Shimano, Inc.	600	63,003
Shimizu Corp.	12,800	227,148
Shin Nippon Air Technologies Co. Ltd.	1,500	30,563
Shin Nippon Biomedical Laboratories Ltd.	1,800	21,006
Shin-Etsu Chemical Co. Ltd.	15,500	464,127
Shin-Etsu Polymer Co. Ltd.	200	2,485
Shinmaywa Industries Ltd.	3,900	46,688
Shinnihon Corp.	1,900	23,936
Shinwa Co. Ltd.	600	12,314
Shionogi & Co. Ltd.	9,900	169,796
Ship Healthcare Holdings, Inc.(2)	4,400	73,011
Shiseido Co. Ltd.(2)	2,000	28,470
Shizuoka Financial Group, Inc.	9,200	133,383
SHO-BOND Holdings Co. Ltd.	500	16,190
Shoei Co. Ltd.	1,600	19,069
Showa Sangyo Co. Ltd.	1,100	21,870
SIGMAXYZ Holdings, Inc.	1,800	9,379
Siix Corp.	2,900	24,170
Sinfonia Technology Co. Ltd.	1,600	89,094
Sinko Industries Ltd.	600	5,293
Sintokogio Ltd.	200	1,345
SK-Electronics Co. Ltd.	800	15,921
SKY Perfect JSAT Holdings, Inc.	7,900	97,933
Skylark Holdings Co. Ltd.	2,200	52,103
SMC Corp.	153	53,816
SMS Co. Ltd.	1,300	11,440
Socionext, Inc.	8,800	125,810
Sodick Co. Ltd.	2,100	13,089
SoftBank Corp.	271,700	388,726
SoftBank Group Corp.	16,400	1,763,998
Sojitz Corp.	5,940	173,682
Soken Chemical & Engineering Co. Ltd.	1,500	25,242
Solasto Corp.	100	360
Sompo Holdings, Inc.	17,400	551,088
Sony Financial Group, Inc., ADR(1)	5,769	27,057
Sony Group Corp., ADR(2)	28,847	846,659
Sotetsu Holdings, Inc.	4,100	72,907
Sparx Group Co. Ltd.	420	4,073
S-Pool, Inc.(2)	1,600	2,849
Square Enix Holdings Co. Ltd.	5,700	113,924
Stanley Electric Co. Ltd.	4,700	92,016
Star Micronics Co. Ltd.	2,100	30,153
Starts Corp., Inc.	1,600	50,294
Starzen Co. Ltd.	600	4,811
Stella Chemifa Corp.	200	5,300
Strike Co. Ltd.	400	10,396
Subaru Corp.	22,100	493,584
Sugi Holdings Co. Ltd.	5,100	120,357

SUMCO Corp.	12,400	98,121
Sumida Corp.	1,500	11,593
Sumitomo Bakelite Co. Ltd.	3,000	97,906
Sumitomo Chemical Co. Ltd.	80,000	244,716
Sumitomo Corp.	15,000	471,177
Sumitomo Densetsu Co. Ltd.	900	56,146
Sumitomo Electric Industries Ltd.	24,800	977,233
Sumitomo Forestry Co. Ltd.	17,700	188,942
Sumitomo Heavy Industries Ltd.	5,200	141,767
Sumitomo Metal Mining Co. Ltd.	7,500	246,696
Sumitomo Mitsui Financial Group, Inc., ADR	63,174	1,151,030
Sumitomo Mitsui Trust Group, Inc.	13,000	377,670
Sumitomo Osaka Cement Co. Ltd.	1,900	46,834
Sumitomo Pharma Co. Ltd.(1)	800	14,004
Sumitomo Realty & Development Co. Ltd.	4,200	202,962
Sumitomo Riko Co. Ltd.	3,000	49,927
Sumitomo Rubber Industries Ltd.	9,200	128,340
Sumitomo Seika Chemicals Co. Ltd.	200	6,816
Sumitomo Warehouse Co. Ltd.	1,300	28,759
Sun Frontier Fudousan Co. Ltd.	1,300	20,310
Suncall Corp.(2)	2,800	20,751
Sundrug Co. Ltd.	1,900	52,663
Suntory Beverage & Food Ltd.	2,000	63,284
Suruga Bank Ltd.	2,600	28,011
Suzuki Motor Corp.	46,000	719,364
SWCC Corp.	1,100	75,300
Sysmex Corp.(2)	3,600	34,141
Systena Corp.	12,000	40,269
Syuppin Co. Ltd.	600	4,733
T Hasegawa Co. Ltd.	200	3,632
T RAD Co. Ltd.	500	28,777
T&D Holdings, Inc.	8,300	180,313
Tachibana Eletech Co. Ltd.	1,400	26,691
Tachi-S Co. Ltd.	1,000	13,029
Tadano Ltd.	2,200	14,982
Taihei Dengyo Kaisha Ltd.	1,500	22,056
Taiheiyo Cement Corp.	5,400	131,038
Taisei Corp.	4,000	342,109
Taiyo Holdings Co. Ltd.	3,600	107,492
Taiyo Yuden Co. Ltd.	6,000	125,456
Takamatsu Construction Group Co. Ltd.	100	2,695
Takara Standard Co. Ltd.	2,600	46,120
Takasago International Corp.	4,500	44,906
Takasago Thermal Engineering Co. Ltd.	3,000	87,293
Takashimaya Co. Ltd.	13,400	144,301
Takeda Pharmaceutical Co. Ltd., ADR(2)	17,330	249,899
Takuma Co. Ltd.	500	8,022
Tama Home Co. Ltd.(2)	900	21,143
Tamron Co. Ltd.(2)	6,400	43,102
Tamura Corp.	6,300	24,491
Tanseisha Co. Ltd.	3,400	30,342
Tazmo Co. Ltd.(2)	1,400	19,424
TBS Holdings, Inc.	600	22,363
TDK Corp.	43,000	705,805
TechMatrix Corp.	2,200	30,666

Techno Ryowa Ltd.	800	30,212
Teijin Ltd.	8,200	69,053
Teikoku Electric Manufacturing Co. Ltd.	400	7,941
Tekken Corp.	900	24,359
Terumo Corp.	3,800	59,260
THK Co. Ltd.	2,000	51,264
TIS, Inc.	5,600	185,060
TKC Corp.	600	15,960
Toa Corp.	4,200	78,788
TOA ROAD Corp.	2,000	20,980
Toagosei Co. Ltd.	4,100	42,851
TOBISHIMA HOLDINGS, Inc.	1,600	23,942
Tobu Railway Co. Ltd.	8,700	146,325
Tocalo Co. Ltd.	1,600	22,734
Toda Corp.	10,600	82,419
Toenec Corp.	2,500	31,810
Toho Bank Ltd.	3,300	10,764
Toho Co. Ltd.	700	40,305
Toho Gas Co. Ltd.	1,700	53,053
Toho Titanium Co. Ltd.(2)	2,300	18,649
Tohoku Electric Power Co., Inc.	11,900	87,780
Tokai Carbon Co. Ltd.(2)	13,400	88,305
Tokai Corp.	200	3,162
TOKAI Holdings Corp.	6,100	42,222
Tokai Rika Co. Ltd.	3,400	64,717
Tokai Tokyo Financial Holdings, Inc.	4,500	18,654
Token Corp.	300	28,229
Tokio Marine Holdings, Inc.	31,900	1,130,884
Tokushu Tokai Paper Co. Ltd.	2,200	21,612
Tokuyama Corp.	3,900	102,719
Tokyo Century Corp.	4,400	55,682
Tokyo Electric Power Co. Holdings, Inc.(1)	54,600	277,393
Tokyo Electron Device Ltd.	1,100	22,324
Tokyo Electron Ltd.	5,100	1,042,631
Tokyo Gas Co. Ltd.	5,400	218,865
Tokyo Kiraboshi Financial Group, Inc.	1,600	86,984
Tokyo Metro Co. Ltd.(2)	9,400	96,661
Tokyo Ohka Kogyo Co. Ltd.	2,300	88,422
Tokyo Steel Manufacturing Co. Ltd.	3,600	33,262
Tokyo Tatemono Co. Ltd.	7,700	170,197
Tokyo Tekko Co. Ltd.	800	29,976
Tokyotokeiba Co. Ltd.	700	24,698
Tokyu Construction Co. Ltd.	5,700	46,511
Tokyu Corp.	16,800	196,054
Tokyu Fudosan Holdings Corp.	23,700	220,312
Tomoku Co. Ltd.	1,100	24,340
TOMONY Holdings, Inc.	10,600	50,820
Tomy Co. Ltd.(2)	2,800	51,933
TOPPAN Holdings, Inc.	4,500	145,281
Topre Corp.	2,700	39,682
Topy Industries Ltd.	1,300	25,147
Toray Industries, Inc.	30,200	196,437
Toridoll Holdings Corp.(2)	1,900	54,637
Toshiba TEC Corp.	1,600	29,177
Tosoh Corp.	12,400	187,098

Totech Corp.	1,800	42,006
Totetsu Kogyo Co. Ltd.	1,100	31,633
TOTO Ltd.	2,700	70,683
Towa Bank Ltd.	200	1,297
Towa Corp.	3,300	45,404
Towa Pharmaceutical Co. Ltd.(2)	1,600	33,438
Toyo Engineering Corp.	1,000	16,959
Toyo Gosei Co. Ltd.	100	4,241
Toyo Kanetsu KK	800	24,538
Toyo Seikan Group Holdings Ltd.	3,300	78,732
Toyo Suisan Kaisha Ltd.	2,500	179,544
Toyo Tanso Co. Ltd.(2)	800	25,359
Toyo Tire Corp.	7,500	206,344
Toyobo Co. Ltd.	6,100	47,189
Toyoda Gosei Co. Ltd.(2)	3,500	80,067
Toyota Boshoku Corp.	4,300	66,725
Toyota Industries Corp.(2)	1,500	168,043
Toyota Motor Corp., ADR(2)	13,687	2,762,995
Toyota Tsusho Corp.	14,200	460,259
TPR Co. Ltd.	3,600	29,663
Transcosmos, Inc.	1,000	23,905
TRE Holdings Corp.	2,768	29,266
Trend Micro, Inc.(2)	3,000	149,828
Tri Chemical Laboratories, Inc.(2)	1,000	17,916
Trusco Nakayama Corp.	2,300	35,166
TS Tech Co. Ltd.	3,300	38,115
TSI Holdings Co. Ltd.	2,600	16,483
Tsubakimoto Chain Co.	3,600	52,048
Tsuburaya Fields Holdings, Inc.	2,700	34,550
Tsugami Corp.	3,400	61,366
Tsukishima Holdings Co. Ltd.	1,700	28,973
Tsuruha Holdings, Inc.(2)	15,405	273,231
TV Asahi Holdings Corp.	400	8,596
UACJ Corp.	8,400	111,047
UBE Corp.	4,200	67,501
Uchida Yoko Co. Ltd.	500	35,204
U-Next Holdings Co. Ltd.	1,500	20,112
Unicharm Corp.(2)	24,400	143,151
Union Tool Co.	500	30,739
Unipres Corp.	1,100	8,512
United Arrows Ltd.	1,200	17,984
United Super Markets Holdings, Inc.(2)	4,100	23,157
Universal Entertainment Corp.(1)	100	481
Ushio, Inc.	4,500	70,760
USS Co. Ltd.	9,000	100,365
UT Group Co. Ltd.	1,400	25,173
Valor Holdings Co. Ltd.	2,400	49,569
ValueCommerce Co. Ltd.	200	884
Vector, Inc.	600	4,423
Vision, Inc.(2)	2,400	20,011
Visional, Inc.(1)	900	60,431
Vital KSK Holdings, Inc.	400	3,393
VT Holdings Co. Ltd.	6,300	20,739
Wacom Co. Ltd.	8,900	47,901
Wakita & Co. Ltd.	2,300	28,119

Warabeya Nichiyo Holdings Co. Ltd.	1,200	25,829
West Holdings Corp.(2)	2,300	22,545
West Japan Railway Co.	14,100	280,601
Workman Co. Ltd.	500	22,984
World Co. Ltd.	1,500	29,116
Xebio Holdings Co. Ltd.	800	5,412
Yahagi Construction Co. Ltd.	2,600	38,798
Yakult Honsha Co. Ltd.	1,400	21,897
YAKUODO Holdings Co. Ltd.	200	2,812
YAMABIKO Corp.	1,700	29,512
Yamada Holdings Co. Ltd.	25,300	77,513
Yamae Group Holdings Co. Ltd.	1,200	19,067
Yamaguchi Financial Group, Inc.	6,600	86,188
Yamaha Corp.	1,500	10,389
Yamaha Motor Co. Ltd.(2)	30,800	223,202
Yamaichi Electronics Co. Ltd.	1,000	37,254
Yamanashi Chuo Bank Ltd.	1,000	24,172
Yamatane Corp.(2)	1,000	16,541
Yamato Holdings Co. Ltd.	4,500	64,813
Yamato Kogyo Co. Ltd.	200	13,383
Yamazaki Baking Co. Ltd.	3,000	62,914
Yamazen Corp.	1,900	18,404
Yaskawa Electric Corp.	1,200	31,079
Yodoko Ltd.	3,300	27,881
Yokogawa Bridge Holdings Corp.	2,500	47,565
Yokogawa Electric Corp.	8,200	262,271
Yokohama Financial Group, Inc.	26,300	208,061
Yokohama Rubber Co. Ltd.	6,200	246,125
Yokorei Co. Ltd.	3,400	29,788
Yonex Co. Ltd.	2,300	51,667
Yoshinoya Holdings Co. Ltd.(2)	1,600	32,444
Yotai Refractories Co. Ltd.	200	2,268
Yuasa Trading Co. Ltd.	900	31,236
Yurtec Corp.	2,400	42,181
Zacros Corp.	3,200	24,164
Zenkoku Hosho Co. Ltd.	2,800	56,828
Zenrin Co. Ltd.	3,200	21,276
Zensho Holdings Co. Ltd.	2,700	162,692
Zeon Corp.	5,900	67,450
ZERIA Pharmaceutical Co. Ltd.	700	9,208
ZOZO, Inc.	8,800	75,807
		104,484,587
Netherlands — 3.9%
Aalberts NV	5,284	170,388
ABN AMRO Bank NV, CVA	28,407	962,487
Acomo NV(2)	1,083	30,062
Adyen NV(1)	514	803,362
Aegon Ltd.	37,895	303,918
AerCap Holdings NV	8,500	1,139,000
Akzo Nobel NV	7,890	512,916
Alfen NV(1)(2)	1,492	18,240
AMG Critical Materials NV	2,398	73,855
Arcadis NV(2)	1,373	60,775
ASM International NV	1,641	907,766
ASML Holding NV, NY Shares	4,216	4,468,960

ASR Nederland NV	11,004	742,969
Basic-Fit NV(1)(2)	4,923	162,191
BE Semiconductor Industries NV(2)	1,802	272,949
Brunel International NV	841	7,823
Coca-Cola Europacific Partners PLC	5,927	543,447
Constellium SE(1)	11,853	199,249
Corbion NV	2,955	66,155
CVC Capital Partners PLC(2)	4,590	75,806
DSM-Firmenich AG	2,295	188,771
Ferrari Group PLC	1,521	16,448
ForFarmers NV	632	3,245
Fugro NV	4,982	50,335
Heineken Holding NV(2)	291	20,806
Heineken NV	2,960	241,451
IMCD NV(2)	405	36,351
ING Groep NV, ADR	66,198	1,717,176
InPost SA(1)(2)	8,780	103,095
JDE Peet's NV	810	29,753
Kendrion NV(2)	48	773
Koninklijke Ahold Delhaize NV	29,948	1,239,800
Koninklijke BAM Groep NV	18,485	183,842
Koninklijke Heijmans NV, CVA	2,099	146,697
Koninklijke KPN NV	197,004	902,569
Koninklijke Philips NV, NY Shares(2)	8,151	229,532
Koninklijke Vopak NV(2)	3,416	154,717
Nedap NV	309	33,632
NN Group NV	17,112	1,241,807
OCI NV(1)	4,456	17,565
PostNL NV(2)	19,547	23,072
Prosus NV(1)	10,149	639,833
SBM Offshore NV	2,618	74,676
SIF Holding NV(1)(2)	290	2,216
Signify NV(2)	2,464	58,357
Sligro Food Group NV	2,337	26,797
Universal Music Group NV	11,924	306,419
Van Lanschot Kempen NV(2)	1,770	106,977
Wolters Kluwer NV	3,333	353,510
		19,672,540
New Zealand — 0.2%
Air New Zealand Ltd.	55,807	19,059
Auckland International Airport Ltd.	13,195	60,597
Channel Infrastructure NZ Ltd.(2)	29,425	45,259
Chorus Ltd.	10,602	55,668
Contact Energy Ltd.	21,517	118,963
EBOS Group Ltd.	1,070	17,501
Eroad Ltd.(1)	13,360	11,741
Fisher & Paykel Healthcare Corp. Ltd.	5,146	110,262
Fletcher Building Ltd.(1)	57,050	109,765
Freightways Group Ltd.(2)	6,024	48,233
Genesis Energy Ltd.(2)	11,169	15,509
Hallenstein Glasson Holdings Ltd.	237	1,337
Infratil Ltd.	5,254	35,205
KMD Brands Ltd.(1)(2)	10,227	1,583
Mercury NZ Ltd.	10,385	37,917
Meridian Energy Ltd.	21,967	70,987

NZX Ltd.	2,074	1,809
Oceania Healthcare Ltd.(1)	10,328	5,015
Ryman Healthcare Ltd.(1)(2)	31,921	53,413
Sanford Ltd.	585	2,514
Scales Corp. Ltd.	162	563
SKYCITY Entertainment Group Ltd.(1)	17,623	8,498
Spark New Zealand Ltd.(2)	70,560	91,540
		922,938
Norway — 0.7%
2020 Bulkers Ltd.	909	12,898
Aker ASA, A Shares	357	27,842
Aker BP ASA	3,466	84,449
Aker Solutions ASA	12,063	36,553
Austevoll Seafood ASA	3,307	28,863
Bluenord ASA(1)	674	29,054
Bonheur ASA	230	5,099
Bouvet ASA	260	1,561
BW LPG Ltd.	6,057	76,952
BW Offshore Ltd.	5,561	20,447
Cadeler AS(1)	9,369	41,136
Cool Co. Ltd.(1)	2,079	20,376
DNB Bank ASA	10,008	267,617
DOF Group ASA	5,677	52,818
Elmera Group ASA	637	2,231
Entra ASA	613	6,832
Equinor ASA, ADR	10,770	246,741
Europris ASA	4,952	44,422
FLEX LNG Ltd.(1)	624	15,833
Frontline PLC(2)	3,623	85,213
Gjensidige Forsikring ASA	1,821	50,916
Grieg Seafood ASA(1)	3,615	25,751
Hoegh Autoliners ASA	6,353	56,086
Kid ASA	2,644	35,499
Kitron ASA	5,012	29,872
Kongsberg Automotive ASA(1)	17,100	3,105
Kongsberg Gruppen ASA	6,187	146,588
Leroy Seafood Group ASA	2,204	10,241
Morrow Bank ASA	13,859	18,140
Mowi ASA	4,602	104,536
MPC Container Ships ASA	31,286	55,483
NEL ASA(1)	85,047	20,119
Norbit ASA	935	16,320
Norsk Hydro ASA	33,433	239,631
Norske Skog ASA(1)	1,236	2,067
Norwegian Air Shuttle ASA	42,254	72,231
Odfjell Drilling Ltd.	3,213	26,626
Odfjell SE, Class A	1,626	20,653
Orkla ASA	3,095	33,133
Panoro Energy ASA(1)	3,234	6,089
Petronor E&P ASA(1)	206	213
Protector Forsikring ASA	1,285	61,195
Public Property Invest AS	8,161	17,860
Salmar ASA	304	17,788
SATS ASA(1)	6,309	23,944
Scatec ASA(1)	7,543	74,246

Solstad Offshore ASA	4,554	18,833
SpareBank 1 Nord Norge	4,348	61,222
Sparebank 1 Oestlandet	1,588	28,838
SpareBank 1 SMN	3,834	72,575
SpareBank 1 Sor-Norge ASA	2,340	41,378
Sparebanken More	150	1,520
Sparebanken Norge	955	16,931
Stolt-Nielsen Ltd.	1,179	39,661
Storebrand ASA	11,538	179,462
Subsea 7 SA	8,602	165,920
Telenor ASA	4,840	69,951
TGS ASA	6,838	58,811
TOMRA Systems ASA	3,846	47,666
Veidekke ASA	669	11,181
Vend Marketplaces ASA, B Shares	2,912	80,913
Wallenius Wilhelmsen ASA	6,745	60,917
Wilh Wilhelmsen Holding ASA, Class A	553	30,026
Yara International ASA	4,726	172,622
		3,433,696
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	266,672	254,271
Corticeira Amorim SGPS SA	399	3,117
CTT-Correios de Portugal SA	3,038	24,873
EDP Renovaveis SA	14,339	191,065
EDP SA	47,592	212,468
Galp Energia SGPS SA	8,760	176,105
Jeronimo Martins SGPS SA	2,058	48,836
Navigator Co. SA(2)	7,527	26,567
NOS SGPS SA	9,056	38,758
REN - Redes Energeticas Nacionais SGPS SA	21,215	81,624
Sonae SGPS SA	23,224	40,006
Teixeira Duarte SA(1)	30,156	23,694
		1,121,384
Singapore — 1.5%
AEM Holdings Ltd.(1)(2)	14,000	18,304
Bumitama Agri Ltd.	8,900	10,235
Capitaland India Trust	38,605	35,457
CapitaLand Investment Ltd.(2)	38,800	79,471
China Aviation Oil Singapore Corp. Ltd.	25,200	29,388
City Developments Ltd.	12,800	71,497
CNMC Goldmine Holdings Ltd.	26,400	21,853
ComfortDelGro Corp. Ltd.	149,000	165,682
DBS Group Holdings Ltd.	34,367	1,439,581
Far East Orchard Ltd.	3,900	3,732
Frencken Group Ltd.(2)	24,500	26,700
Geo Energy Resources Ltd.	87,300	30,006
Golden Agri-Resources Ltd.	230,700	49,093
Grab Holdings Ltd., Class A(1)	43,503	237,091
Hafnia Ltd.	27,476	165,627
Haw Par Corp. Ltd.	2,700	31,977
Hong Fok Corp. Ltd.	15,800	9,647
Hour Glass Ltd.	8,700	15,113
Hutchison Port Holdings Trust, U Shares	440,600	92,589
iFAST Corp. Ltd.	8,300	56,737
Jardine Cycle & Carriage Ltd.	2,500	65,946

Keppel Infrastructure Trust	208,600	75,772
Keppel Ltd.	52,900	418,381
LHN Ltd.	24,500	12,682
Mandarin Oriental International Ltd.	3,400	11,224
Marco Polo Marine Ltd.	120,600	10,887
Netlink NBN Trust	40,000	29,800
Olam Group Ltd.	44,000	32,124
Oversea-Chinese Banking Corp. Ltd.	53,124	758,942
QAF Ltd.	5,200	3,573
Riverstone Holdings Ltd.(2)	13,900	8,851
Samudera Shipping Line Ltd.	19,300	13,788
SATS Ltd.	23,109	60,716
Sea Ltd., ADR(1)	3,809	529,489
Seatrium Ltd.(2)	39,219	65,196
Sembcorp Industries Ltd.	17,500	82,936
Sheng Siong Group Ltd.	33,800	70,971
Singapore Airlines Ltd.(2)	39,800	199,494
Singapore Exchange Ltd.	21,300	277,744
Singapore Technologies Engineering Ltd.	37,100	238,135
Singapore Telecommunications Ltd.	95,200	348,318
StarHub Ltd.	4,500	3,957
Straits Trading Co. Ltd.	6,700	8,282
United Overseas Bank Ltd.	30,900	811,075
UOL Group Ltd.	15,300	99,480
Venture Corp. Ltd.	9,800	113,122
Wee Hur Holdings Ltd.	52,200	28,472
Wilmar International Ltd.	54,100	135,511
Wing Tai Holdings Ltd.	4,300	4,747
Yangzijiang Financial Holding Ltd.	163,100	59,277
Yangzijiang Maritime Development Pte. Ltd.(1)	163,100	85,587
Yangzijiang Shipbuilding Holdings Ltd.	183,300	474,848
Yanlord Land Group Ltd.(1)	84,700	45,179
		7,774,286
South Africa — 0.0%
Valterra Platinum Ltd.(2)	2,157	150,208
Spain — 3.0%
Acciona SA(2)	2,195	441,246
Acerinox SA	8,308	117,481
ACS Actividades de Construccion y Servicios SA	1,883	174,279
Aedas Homes SA	707	19,414
Aena SME SA	18,790	511,744
Almirall SA(2)	2,161	31,737
Amadeus IT Group SA	2,870	211,214
Atresmedia Corp. de Medios de Comunicacion SA(2)	1,279	8,019
Banco Bilbao Vizcaya Argentaria SA, ADR	135,547	2,921,038
Banco de Sabadell SA	217,278	789,838
Banco Santander SA, ADR	143,095	1,535,409
Bankinter SA(2)	20,206	318,540
CaixaBank SA	35,862	400,449
Cellnex Telecom SA(1)(2)	4,384	131,661
Construcciones y Auxiliar de Ferrocarriles SA	1,179	74,373
Corp. ACCIONA Energias Renovables SA	664	16,266
Ebro Foods SA	526	11,065
Enagas SA	13,330	220,291
Endesa SA(2)	12,324	446,930

Ercros SA(1)	5,101	19,535
Faes Farma SA	4,776	26,400
Ferrovial SE(2)	6,767	443,808
Gestamp Automocion SA(2)	12,115	41,851
Grenergy Renovables SA(1)	993	78,682
Grifols SA(2)	3,928	48,076
Grupo Empresarial San Jose SA	2,684	23,931
Iberdrola SA	74,317	1,568,673
Indra Sistemas SA(2)	389	20,801
Industria de Diseno Textil SA	11,206	628,716
International Consolidated Airlines Group SA(2)	65,002	341,894
Laboratorios Farmaceuticos Rovi SA(2)	411	28,390
Logista Integral SA	613	20,947
Mapfre SA(2)	21,179	98,077
Melia Hotels International SA	6,765	57,268
Miquel y Costas & Miquel SA	78	1,250
Naturgy Energy Group SA(2)	2,310	71,096
Neinor Homes SA(1)	1,125	24,021
Obrascon Huarte Lain SA(1)	79,233	35,483
Prosegur Cash SA(2)	3,818	2,923
Prosegur Cia de Seguridad SA	6,467	21,501
Redeia Corp. SA	16,942	302,522
Repsol SA	80,921	1,499,414
Sacyr SA	42,898	191,693
Solaria Energia y Medio Ambiente SA(1)	7,865	152,278
Tecnicas Reunidas SA(1)(2)	3,058	101,228
Telefonica SA, ADR(2)	90,518	388,322
Tubacex SA(2)	5,431	21,772
Unicaja Banco SA	47,295	138,904
Vidrala SA	417	40,593
Viscofan SA	1,711	106,450
		14,927,493
Sweden — 3.4%
AAK AB(2)	4,570	128,713
AddLife AB, B Shares(2)	743	14,891
Addnode Group AB(2)	2,443	25,560
AddTech AB, B Shares	6,749	232,257
Alfa Laval AB	6,468	305,932
Alleima AB(2)	8,508	73,941
Ambea AB	451	6,744
Annehem Fastigheter AB, B Shares(1)	226	402
Apotea AB(1)(2)	4,746	45,046
AQ Group AB	4,117	82,946
Arjo AB, B Shares	10,674	36,370
Asmodee Group AB, Class B(1)	5,426	66,957
Assa Abloy AB, Class B	6,601	251,063
Atlas Copco AB, A Shares(2)	40,574	689,517
Atlas Copco AB, B Shares	23,578	360,898
Atrium Ljungberg AB, B Shares(2)	4,510	16,007
Avanza Bank Holding AB	7,566	298,239
Axfood AB(2)	5,325	152,307
Beijer Ref AB(2)	7,587	120,935
Better Collective AS(1)(2)	847	10,128
Bilia AB, A Shares	4,482	59,616
Billerud Aktiebolag	6,836	67,655

BioArctic AB(1)(2)	3,385	109,380
BioGaia AB, B Shares	2,701	28,889
Boliden AB(1)	14,752	707,886
Bonava AB, B Shares(1)	11,151	12,342
Boozt AB(1)(2)	1,103	12,573
Bure Equity AB(2)	2,072	55,992
Byggmax Group AB	5,694	30,173
Camurus AB(1)(2)	400	26,197
Castellum AB(2)	7,340	83,309
Catena AB(2)	954	44,781
Cibus Nordic Real Estate AB publ(2)	949	16,464
Cint Group AB(1)(2)	3,046	973
Clas Ohlson AB, B Shares	3,652	141,202
Cloetta AB, B Shares	5,697	23,743
Coor Service Management Holding AB	784	4,031
Corem Property Group AB, B Shares(2)	71,365	30,040
CTT Systems AB	656	12,868
Dios Fastigheter AB(2)	6,086	41,701
Dynavox Group AB(1)	6,964	72,838
Electrolux AB, B Shares(1)(2)	9,317	59,328
Elekta AB, B Shares	6,921	42,595
Embracer Group AB(1)(2)	7,742	75,287
Eolus AB, B Shares	472	2,083
Epiroc AB, A Shares(2)	14,560	312,735
Epiroc AB, B Shares	8,615	166,068
EQT AB(2)	2,739	94,884
Essity AB, B Shares	19,079	528,101
Evolution AB	379	25,957
Fabege AB(2)	6,109	53,064
Fastighets AB Balder, B Shares(1)(2)	15,699	112,866
Fastighetsbolaget Emilshus AB, Class B(1)	11	59
G5 Entertainment AB(2)	124	1,179
GARO AB(1)	383	637
Getinge AB, B Shares	1,811	41,290
GomSpace Group AB(1)(2)	10,781	17,767
Granges AB	4,140	60,578
H & M Hennes & Mauritz AB, B Shares(2)	20,397	370,596
Hanza AB	3,499	43,727
Haypp Group AB(1)	1,609	25,540
Hemnet Group AB	2,850	53,040
Hexagon AB, B Shares	10,709	125,563
Hexatronic Group AB(1)(2)	8,370	18,806
Hexpol AB(2)	5,532	50,677
Hoist Finance AB	1,730	18,447
Holmen AB, B Shares(2)	924	33,852
Hufvudstaden AB, A Shares(2)	1,835	24,609
Husqvarna AB, B Shares	26,385	126,302
Industrivarden AB, A Shares	2,398	100,719
Indutrade AB	5,653	140,468
Investment AB Latour, B Shares(2)	700	16,766
JM AB(2)	6,041	89,601
Kopparbergs Bryggeri AB, B Shares	454	5,342
Lifco AB, B Shares(2)	2,394	88,225
Lime Technologies AB	685	23,279
Lindab International AB(2)	972	21,486

Logistea AB, Class B	12,080	19,662
Loomis AB	4,682	188,728
Maha Capital AB(1)	2,600	2,045
Medcap AB(1)	410	23,852
MEKO AB	2,220	16,882
Millicom International Cellular SA	2,808	149,021
Munters Group AB(2)	1,654	28,386
Mycronic AB	4,728	109,382
NCAB Group AB(1)	4,736	26,370
NCC AB, B Shares	7,426	170,899
Neobo Fastigheter AB(1)	1,126	2,206
Net Insight AB, B Shares(1)	1	—
New Wave Group AB, B Shares(2)	6,100	74,101
Nibe Industrier AB, B Shares(2)	17,464	64,646
Nobia AB(1)	4,660	1,993
Nolato AB, B Shares	7,761	50,331
Nordnet AB publ	8,026	230,572
Note AB	1,207	22,797
NP3 Fastigheter AB(2)	980	26,969
Nyfosa AB(2)	7,630	61,717
Orron Energy AB(1)(2)	793	483
Pandox AB(2)	4,095	82,581
Paradox Interactive AB	2,170	41,814
Peab AB, Class B	8,706	73,573
Platzer Fastigheter Holding AB, B Shares(2)	3,306	25,762
Proact IT Group AB	345	3,985
RaySearch Laboratories AB(2)	2,525	62,276
Rusta AB(2)	6,206	45,885
Rvrc Holding AB	3,460	22,907
Saab AB, Class B	7,665	386,568
Sagax AB, B Shares(2)	507	10,848
Samhallsbyggnadsbolaget i Norden AB(1)(2)	11,270	5,071
Sandvik AB	15,934	481,835
Saniona AB(1)	15,892	29,764
Scandi Standard AB	2,398	24,402
Scandic Hotels Group AB	7,267	70,563
Sectra AB, B Shares	2,920	89,351
Securitas AB, B Shares(2)	6,121	93,381
Sinch AB(1)(2)	21,789	66,598
Skandinaviska Enskilda Banken AB, A Shares(2)	21,596	429,767
Skanska AB, B Shares	5,643	144,927
SKF AB, B Shares	18,521	485,763
SkiStar AB(2)	2,776	50,496
Solid Forsakring AB(2)	189	1,480
Spotify Technology SA(1)	2,845	1,703,785
SSAB AB, A Shares	10,458	75,277
SSAB AB, B Shares(2)	29,712	208,682
Sveafastigheter AB(1)	4,749	20,851
Svenska Cellulosa AB SCA, B Shares(2)	18,790	244,329
Svenska Handelsbanken AB, A Shares	34,450	478,401
Sweco AB, B Shares(2)	2,763	47,117
Swedbank AB, A Shares	17,930	570,607
Swedish Orphan Biovitrum AB(1)(2)	1,162	41,775
Tele2 AB, B Shares	8,339	132,861
Telefonaktiebolaget LM Ericsson, ADR(2)	68,113	653,885

Telia Co. AB	88,261	354,596
TF Bank AB	603	10,558
Trelleborg AB, B Shares(2)	3,482	146,324
Troax Group AB(2)	1,300	19,310
Truecaller AB, B Shares(2)	11,972	31,764
VBG Group AB, B Shares(2)	560	22,968
Viaplay Group AB, B Shares(1)	422	43
Vitec Software Group AB, B Shares(2)	386	12,796
Vitrolife AB(2)	318	4,926
Volvo AB, A Shares	2,916	87,677
Volvo AB, B Shares	23,132	693,858
Volvo Car AB, Class B(1)(2)	13,446	45,016
Wallenstam AB, B Shares(2)	9,251	42,086
Wihlborgs Fastigheter AB(2)	4,412	42,996
Zinzino AB, Class B(2)	1,854	32,707
		17,198,863
Switzerland — 7.6%
ABB Ltd.	11,039	794,408
Accelleron Industries AG	7,092	560,357
Alcon AG	4,874	388,536
Allreal Holding AG	765	192,397
ams-OSRAM AG(1)	1,804	19,095
Arbonia AG	3,283	21,148
Aryzta AG(1)(2)	1,142	71,778
Ascom Holding AG	1,979	8,645
Autoneum Holding AG	218	41,013
Avolta AG(1)	4,162	229,404
Baloise Holding AG	1,831	479,209
Banque Cantonale Vaudoise(2)	1,023	124,064
Barry Callebaut AG(2)	144	231,225
Basilea Pharmaceutica Ag Allschwil(1)	1,146	70,036
Belimo Holding AG	307	301,181
Bell Food Group AG	60	17,155
Bellevue Group AG	89	999
BKW AG	289	60,355
Bossard Holding AG, Class A	258	50,523
Bucher Industries AG	428	190,733
Burckhardt Compression Holding AG	297	200,298
Burkhalter Holding AG	770	133,578
Bystronic AG	14	4,394
Cembra Money Bank AG	1,639	193,781
Cham Swiss Properties AG	20	582
Chocoladefabriken Lindt & Spruengli AG	2	297,961
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate(2)	17	250,280
Cicor Technologies Ltd.(1)	187	41,691
Cie Financiere Richemont SA, Class A	9,021	1,917,870
Clariant AG(1)	10,848	98,463
Coltene Holding AG(1)	73	4,536
COSMO Pharmaceuticals NV	522	40,492
Daetwyler Holding AG, Bearer Shares	569	110,983
DKSH Holding AG	1,332	93,179
dormakaba Holding AG	2,690	221,596
EFG International AG(1)	6,458	148,253
Emmi AG	115	103,868
EMS-Chemie Holding AG(2)	218	148,964

Flughafen Zurich AG	1,315	392,610
Forbo Holding AG(2)	58	53,261
Fundamenta Real Estate AG(1)	318	6,949
Galderma Group AG	790	157,716
Geberit AG	1,015	791,451
Georg Fischer AG(2)	4,489	297,036
Givaudan SA	65	274,250
Gurit Holding AG, Bearer Shares(1)	60	790
Helvetia Holding AG	1,694	439,582
Hiag Immobilien Holding AG	308	44,267
Holcim AG(1)	22,822	2,140,933
Huber & Suhner AG	1,244	226,867
Idorsia Ltd.(1)(2)	580	2,320
Implenia AG	1,637	137,991
Inficon Holding AG(2)	780	97,709
Interroll Holding AG	55	153,439
Intershop Holding AG	273	54,387
Julius Baer Group Ltd.	7,693	548,874
Kardex Holding AG	273	94,694
Komax Holding AG(1)(2)	256	19,457
Kuehne & Nagel International AG	1,048	210,437
Landis & Gyr Group AG(1)	647	42,008
LEM Holding SA(1)(2)	23	9,186
Leonteq AG(2)	434	8,375
Liechtensteinische Landesbank AG	79	7,367
Logitech International SA	7,823	882,730
Lonza Group AG	617	423,537
Medacta Group SA	249	48,076
Medmix AG	1,702	22,355
Metall Zug AG, B Shares	4	3,987
Mobilezone Holding AG	1,771	26,919
Mobimo Holding AG(1)	352	157,341
Montana Aerospace AG(1)	1,067	32,918
Nestle SA	18,148	1,805,007
Newron Pharmaceuticals SpA(1)(2)	1,525	33,653
Novartis AG, ADR	20,580	2,683,632
OC Oerlikon Corp. AG Pfaffikon(2)	5,237	20,574
On Holding AG, Class A(1)	5,507	242,253
Partners Group Holding AG	936	1,111,057
Peach Property Group AG(1)	336	2,465
PolyPeptide Group AG(1)	1,327	41,889
PSP Swiss Property AG	1,359	240,481
R&S Group Holding AG(1)	2,299	50,475
Roche Holding AG	11,135	4,265,854
Roche Holding AG, Bearer Shares	530	211,024
Sandoz Group AG	1,879	132,912
Schindler Holding AG	438	148,675
Schindler Holding AG, Bearer Participation Certificate	761	272,071
Schweiter Technologies AG	75	24,637
Schweizerische Nationalbank(2)	2	9,041
SFS Group AG	1,078	137,894
SGS SA	5,760	660,793
Siegfried Holding AG(1)	1,899	170,439
Sika AG	3,938	777,211
SKAN Group AG(2)	662	40,591

Softwareone Holding AG	1,972	21,855
Sonova Holding AG	196	48,926
St. Galler Kantonalbank AG	94	63,439
Straumann Holding AG	1,262	144,247
Sulzer AG	676	118,068
Swatch Group AG	1,119	46,280
Swatch Group AG, Bearer Shares(2)	653	132,090
Swiss Life Holding AG	1,055	1,157,140
Swiss Prime Site AG(1)	2,233	329,283
Swiss Re AG	6,913	1,219,957
Swisscom AG	1,085	779,827
Swissquote Group Holding SA	446	275,765
Tecan Group AG	371	64,122
Temenos AG	1,560	141,897
TX Group AG	184	40,192
UBS Group AG	53,770	2,075,522
Valiant Holding AG	986	171,871
VAT Group AG(2)	345	152,258
Vetropack Holding AG	591	16,438
Vontobel Holding AG	1,854	140,284
VP Bank AG, Class A	24	2,466
VZ Holding AG	197	36,591
V-ZUG Holding AG(2)	38	1,967
Ypsomed Holding AG(2)	56	23,088
Zehnder Group AG	793	68,628
Zurich Insurance Group AG	3,412	2,453,244
		38,480,922
United Kingdom — 12.7%
3i Group PLC	13,826	578,134
4imprint Group PLC	1,918	99,148
Aberdeen Group PLC	169,032	463,088
Admiral Group PLC	13,340	559,661
AEP Plantations PLC	1,607	30,348
AG Barr PLC	685	5,889
Airtel Africa PLC	37,080	152,599
AJ Bell PLC	18,165	129,729
Anglo American PLC	31,855	1,203,968
Antofagasta PLC	7,848	286,958
AO World PLC(1)	14,268	20,745
Ashmore Group PLC	8,522	18,382
Ashtead Group PLC	21,622	1,383,089
ASOS PLC(1)(2)	2,037	6,542
Associated British Foods PLC	8,532	241,409
Aston Martin Lagonda Global Holdings PLC(1)(2)	3,975	3,361
AstraZeneca PLC, ADR	27,908	2,587,630
Atalaya Mining Copper SA	8,232	77,536
Auto Trader Group PLC	37,262	315,107
Avation PLC	285	543
Aviva PLC	31,889	275,150
B&M European Value Retail SA	27,589	61,736
Babcock International Group PLC	4,076	61,249
BAE Systems PLC	22,575	491,650
Balfour Beatty PLC	36,594	341,142
Barclays PLC, ADR	77,291	1,761,462
Barratt Redrow PLC	28,345	148,093

Beazley PLC	26,572	280,286
Bellway PLC	3,256	122,302
Berkeley Group Holdings PLC	4,379	217,845
Bloomsbury Publishing PLC	3,095	20,480
Bodycote PLC	4,049	33,992
boohoo Group PLC(1)(2)	39,860	12,144
BP PLC, ADR	51,880	1,872,868
Breedon Group PLC	3,554	15,474
BT Group PLC	286,530	687,121
Bunzl PLC	1,783	51,085
Burberry Group PLC(1)	28,674	433,598
Burford Capital Ltd. (London)	4,035	38,515
Bytes Technology Group PLC(2)	13,031	59,802
Canal & SA	15,829	56,005
Capricorn Energy PLC(1)	3,073	7,528
Carnival PLC, ADR(1)	4,834	115,194
Central Asia Metals PLC	15,460	33,478
Centrica PLC	237,084	538,468
Cerillion PLC	701	12,534
Chesnara PLC	4,818	18,174
Clarkson PLC	707	35,387
Close Brothers Group PLC(1)	8,477	50,486
CMC Markets PLC	10,517	40,298
Coats Group PLC	148,428	158,902
Coca-Cola HBC AG(1)	6,732	337,739
Cohort PLC	2,153	31,122
Compass Group PLC	26,385	829,601
Computacenter PLC	4,706	185,170
Conduit Holdings Ltd.	5,628	25,545
Convatec Group PLC	13,316	41,572
Costain Group PLC	29,754	60,458
Crest Nicholson Holdings PLC	9,099	17,334
Croda International PLC	994	35,806
CVS Group PLC	810	13,134
DCC PLC(2)	1,496	98,990
DFS Furniture PLC(1)	9,527	19,882
Diageo PLC, ADR(2)	14,012	1,283,639
Diversified Energy Co.(1)	4,927	74,466
Domino's Pizza Group PLC	1,387	3,206
Dowlais Group PLC	66,771	75,348
Dr. Martens PLC	63,742	65,180
Drax Group PLC	26,750	263,216
Dunelm Group PLC	10,858	159,905
easyJet PLC	19,633	129,739
Ecora Resources PLC(2)	13,738	18,555
Endeavour Mining PLC	1,938	88,992
EnQuest PLC	45,716	6,573
Experian PLC	5,839	256,597
FDM Group Holdings PLC	2,832	5,221
Ferrexpo PLC(1)	15,137	14,939
Fevertree Drinks PLC	2,653	28,261
Firstgroup PLC(2)	59,495	138,986
Foresight Group Holdings Ltd.	6,906	43,490
Forterra PLC	7,139	17,520
Frasers Group PLC(1)	4,199	42,797

Fresnillo PLC	13,710	478,052
Frontier Developments PLC(1)	65	460
Funding Circle Holdings PLC(1)(2)	20,908	35,102
Galliford Try Holdings PLC	7,813	52,264
Games Workshop Group PLC	1,640	421,714
Gamma Communications PLC	4,919	61,550
Genel Energy PLC(1)	8,674	6,787
Georgia Capital PLC(1)	3,442	126,713
Glencore PLC(1)	283,787	1,356,546
Goodwin PLC	323	84,380
Grafton Group PLC	6,351	79,688
Greggs PLC	6,849	141,607
GSK PLC, ADR(2)	45,848	2,194,285
Gulf Keystone Petroleum Ltd.	10,676	24,248
Gulf Marine Services PLC(1)	41,733	8,499
Gym Group PLC(1)	3,624	6,944
Haleon PLC, ADR	32,958	322,329
Halfords Group PLC	14,654	27,131
Halma PLC	3,448	162,713
Harbour Energy PLC	15,191	41,871
Hays PLC	36,679	28,031
Headlam Group PLC(1)	1,141	804
Helios Towers PLC(1)	68,401	144,651
Hikma Pharmaceuticals PLC	4,871	100,257
Hill & Smith PLC	1,870	55,916
Hilton Food Group PLC	5,159	34,785
Hiscox Ltd.	7,131	126,368
Hochschild Mining PLC	30,472	162,549
Hollywood Bowl Group PLC	7,163	26,538
Howden Joinery Group PLC	34,727	386,902
HSBC Holdings PLC, ADR(2)	47,907	3,409,062
Hunting PLC	10,805	53,054
Ibstock PLC	12,744	22,665
ICG PLC	3,734	102,681
IMI PLC	7,397	238,572
Impax Asset Management Group PLC	2,916	6,697
Inchcape PLC	19,228	196,175
Informa PLC	6,661	84,702
IntegraFin Holdings PLC	8,026	36,936
InterContinental Hotels Group PLC	1,326	176,036
International Personal Finance PLC	14,608	39,565
International Workplace Group PLC	23,879	73,190
Intertek Group PLC	2,502	153,093
Investec PLC	28,989	210,126
IP Group PLC(1)	56,009	47,882
J D Wetherspoon PLC	7,527	68,542
J Sainsbury PLC	125,910	537,010
JD Sports Fashion PLC	182,356	186,754
JET2 PLC	9,165	170,693
Johnson Matthey PLC	10,348	272,575
Johnson Service Group PLC	29,711	55,655
Jubilee Metals Group PLC(1)	28,078	1,082
Jupiter Fund Management PLC	7,591	14,721
Just Group PLC	27,621	78,353
Kainos Group PLC	6,890	95,150
Keller Group PLC	5,819	125,251
Kingfisher PLC	98,652	399,497

Knights Group Holdings PLC(2)	237	501
Lancashire Holdings Ltd.	10,748	83,133
Legal & General Group PLC	232,319	759,752
Lion Finance Group PLC	2,218	263,201
Liontrust Asset Management PLC	2,711	9,448
Lloyds Banking Group PLC, ADR(2)	296,500	1,512,150
London Stock Exchange Group PLC	2,376	279,875
M&G PLC	38,031	137,031
Man Group PLC	29,984	82,007
Marex Group PLC	4,418	153,702
Marks & Spencer Group PLC	111,644	513,965
Marshalls PLC	1,809	4,302
Marston's PLC(1)	37,410	29,692
McBride PLC	15,056	24,679
Me Group International PLC	14,615	31,558
Mears Group PLC	5,903	27,752
Melrose Industries PLC	16,865	133,029
Mitchells & Butlers PLC(1)	16,206	61,911
Mitie Group PLC	71,514	150,623
Molten Ventures PLC(1)	8,295	53,981
Mondi PLC	4,221	48,569
MONY Group PLC	25,741	64,357
Moonpig Group PLC	12,400	34,746
Morgan Advanced Materials PLC	22,058	59,147
Mortgage Advice Bureau Holdings Ltd.	524	5,009
Motorpoint group PLC	72	134
National Grid PLC, ADR(2)	14,355	1,092,559
NatWest Group PLC, ADR	106,923	1,788,822
Next 15 Group PLC(2)	1,714	6,808
Next PLC	5,207	973,858
Ninety One PLC	15,000	42,544
Norcros PLC	2,404	9,422
Ocado Group PLC(1)	886	2,166
On the Beach Group PLC	5,273	13,301
OSB Group PLC	23,326	176,889
Pagegroup PLC	15,349	48,807
Pan African Resources PLC	97,930	129,554
Paragon Banking Group PLC	13,105	146,052
PayPoint PLC	2,412	15,654
Pearson PLC, ADR	5,145	67,760
Pennon Group PLC	20,729	151,384
Persimmon PLC	7,471	132,117
Petra Diamonds Ltd.(1)(2)	7,749	1,834
Phoenix Group Holdings PLC	7,538	69,494
Playtech PLC	3,187	11,945
Plus500 Ltd.	4,204	176,196
Polar Capital Holdings PLC	8,370	60,137
Pollen Street Group Ltd.	1,861	23,745
Prax Exploration & Production PLC(1)	154,073	4,944
Premier Foods PLC	10,225	24,198
Prudential PLC, ADR(2)	43,126	1,258,417
PZ Cussons PLC	7,423	7,878
QinetiQ Group PLC	29,431	162,068
Quilter PLC	108,971	275,373
Rathbones Group PLC	909	22,225
Reach PLC	31,263	24,263
Reckitt Benckiser Group PLC	18,884	1,463,499

RELX PLC, ADR	17,682	710,993
Renishaw PLC	80	3,676
Rentokil Initial PLC	13,762	75,761
RHI Magnesita NV	599	20,082
Rightmove PLC	39,067	283,807
Rio Tinto PLC, ADR	15,559	1,119,470
Rolls-Royce Holdings PLC	151,457	2,137,703
Rotork PLC	15,697	70,000
RS Group PLC	4,273	33,147
Saga PLC(1)	5,627	20,008
Sage Group PLC	13,946	198,561
Savannah Energy PLC(1)	44,665	3,236
Schroders PLC	12,666	65,100
Secure Trust Bank PLC	648	8,703
Senior PLC	39,514	95,542
Serabi Gold PLC(1)	6,006	22,974
Serco Group PLC	42,989	145,314
Serica Energy PLC	24,758	56,042
Severn Trent PLC	11,157	416,155
Shell PLC, ADR	53,572	3,952,006
SIG PLC(1)	1,703	209
Smith & Nephew PLC, ADR(2)	4,573	152,189
Smiths Group PLC	2,384	77,177
Softcat PLC	7,507	144,077
Speedy Hire PLC	6,740	2,581
Spirax Group PLC	569	50,498
Spire Healthcare Group PLC	7,822	23,775
SSE PLC	23,570	685,735
SSP Group PLC	30,919	62,072
St. James's Place PLC	36,781	677,538
Standard Chartered PLC	55,207	1,222,815
SThree PLC	5,787	12,751
Synthomer PLC(1)	6,745	5,627
Tatton Asset Management PLC	2,800	25,906
Taylor Wimpey PLC	77,915	105,909
TBC Bank Group PLC	2,175	117,459
Telecom Plus PLC	1,425	29,865
Tesco PLC	76,447	455,903
Topps Tiles PLC	1,038	550
TP ICAP Group PLC	32,066	108,100
Travis Perkins PLC	8,912	75,250
Treatt PLC	5,081	14,596
TUI AG(1)	12,237	116,820
Tullow Oil PLC(1)(2)	13,780	881
Unilever PLC, ADR	15,441	935,570
United Utilities Group PLC	20,372	333,624
Vanquis Banking Group PLC(1)	9,000	13,439
Vertu Motors PLC	18,946	15,970
Vesuvius PLC	12,911	65,384
Victrex PLC	813	6,793
Vistry Group PLC(1)	11,658	102,864
Vodafone Group PLC, ADR	76,308	951,561
Volex PLC	5,228	27,386
Vp PLC	87	614
Watches of Switzerland Group PLC(1)	6,524	41,602
Watkin Jones PLC(1)	3,373	1,253
Weir Group PLC	4,017	147,660
WH Smith PLC	2,791	25,366

Whitbread PLC	6,101	201,048
Wickes Group PLC	24,946	77,663
Wise PLC, Class A(1)	18,438	215,760
XP Power Ltd.(1)	317	3,827
Yellow Cake PLC(1)	9,982	69,212
Zigup PLC	18,909	86,037
		64,022,063
United States — 0.5%
Alcoa Corp.	424	17,584
Amrize Ltd.(1)	10,090	519,528
CRH PLC	6,618	793,895
Gen Digital, Inc.	12	317
Indivior PLC(1)	3,418	114,845
Newmont Corp.	6,802	620,668
Primo Brands Corp., Class A	1,200	18,828
Royal Gold, Inc.	456	92,951
Seadrill Ltd.(1)	869	26,522
Smurfit WestRock PLC	6,148	219,422
Sunococorp LLC(1)(2)	1,081	57,034
Viemed Healthcare, Inc.(1)	200	1,382
		2,482,976
TOTAL COMMON STOCKS (Cost $381,310,616)		501,036,672
RIGHTS — 0.0%
Canada — 0.0%
Calfrac Well Services Ltd.(1)	1,600	137
France — 0.0%
Eutelsat Communications SACA(1)(2)	11,276	7,589
Norway — 0.0%
Vend Marketplaces ASA(1)	1,112	1,995
Spain — 0.0%
Viscofan SA(1)	1,711	3,018
United States — 0.0%
Resolute Forest Products, Inc.(1)	2,300	1,298
TOTAL RIGHTS (Cost $23,487)		14,037
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	79	2
Canada — 0.0%
Constellation Software, Inc.(1)	100	1
Italy — 0.0%
Fincantieri SpA(1)(2)	3,222	7,154
TOTAL WARRANTS (Cost $—)		7,157
SHORT-TERM INVESTMENTS — 6.8%
Money Market Funds — 6.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,396,136	3,396,136
State Street Navigator Securities Lending Government Money Market Portfolio(3)	31,273,135	31,273,135
TOTAL SHORT-TERM INVESTMENTS (Cost $34,669,271)		34,669,271
TOTAL INVESTMENT SECURITIES — 105.8% (Cost $416,003,374)		535,727,137
OTHER ASSETS AND LIABILITIES — (5.8)%		(29,559,149)
TOTAL NET ASSETS — 100.0%		$506,167,988

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	4	December 2025	$1,371,900	$14,119
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	23.1%
Industrials	19.4%
Materials	12.1%
Consumer Discretionary	10.5%
Energy	6.6%
Information Technology	6.2%
Health Care	6.0%
Consumer Staples	5.4%
Communication Services	4.0%
Utilities	4.0%
Real Estate	1.7%
Short-Term Investments	6.8%
Other Assets and Liabilities	(5.8)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $61,241,079. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $64,570,733, which includes securities collateral of $33,297,598.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$2,515,121	$27,848,447	—
Belgium	1,171,206	4,042,801	—
Canada	430,213	59,703,732	—
Denmark	2,419,687	6,269,703	—
Finland	247,249	5,065,867	—
France	5,128,738	38,386,231	—
Germany	3,075,997	36,012,064	—
Hong Kong	139,579	8,555,551	—
Israel	1,027,943	5,693,357	—
Italy	1,061,454	13,469,628	—
Japan	9,690,942	94,793,645	—
Netherlands	8,601,282	11,071,258	—
Norway	331,954	3,101,742	—
Singapore	766,580	7,007,706	—
Spain	4,844,769	10,082,724	—
Sweden	2,506,691	14,692,172	—
Switzerland	5,001,407	33,479,515	—
United Kingdom	27,241,668	36,780,395	—
United States	1,210,351	1,272,625	—
Other Countries	—	6,294,678	—
Rights	1,298	12,739	—
Warrants	—	7,157	—
Short-Term Investments	34,669,271	—	—
	$112,083,400	$423,643,737	—
Other Financial Instruments
Futures Contracts	$14,119	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.